                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                         ASAF INTERNATIONAL EQUITY FUND
                               One Corporate Drive
                                  P.O. Box 883
                           Shelton, Connecticut 06484

                            IMPORTANT PROXY MATERIALS
                                 PLEASE VOTE NOW

                                 March 26, 2004

Dear Shareholder:

     I am writing to ask you to vote on an important proposal whereby the assets of the ASAF International Equity Fund (the "International Equity Fund") would be acquired by the ASAF William Blair International Growth Fund (the "International
Growth Fund" and together with the International Equity Fund, the "Funds").  The proposed  acquisition is referred to as a merger. The Funds are each a series of
American Skandia Advisor Funds,  Inc.  ("ASAF").  A shareholder  meeting for the
International Equity Fund is scheduled for May 3, 2004. Only shareholders of the
International  Equity  Fund will vote on the  acquisition  of the  International
Equity Fund's assets by the International Growth Fund.

     This package contains information about the proposal and includes materials you will need to vote.  The Board of Directors of ASAF has reviewed the proposal and recommended that it be presented to shareholders of the International Equity
Fund for their  consideration.  Although the Directors have  determined that the proposal is in the best interests of  shareholders,  the final decision is up to you.

     If  approved,  the  proposed  merger  would  give  you the  opportunity  to participate  in a larger fund with  similar  investment  policies.  In addition, shareholders  are  expected  to  realize a  reduction  in both the net and gross annual  operating  expenses paid on their  investment in the combined  fund. The accompanying  proxy statement and prospectus  include a detailed  description of the proposal.  Please read the enclosed materials  carefully and cast your vote.
Remember,  your vote is extremely  important,  no matter how large or small your holdings.  By voting  now,  you can help  avoid  additional  costs that would be incurred with follow-up letters and calls.

         To vote, you may use any of the following methods:

     o By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed  postage paid  envelope.  Votes must be received prior to May 2,
2004.

     o By  Internet.  Have  your  proxy  card  available.  Go to the  web  site:
www.proxyvote.com.  Enter your control  number from your proxy card.  Follow the instructions found on the web site. Votes must be entered prior to 4 p.m. on May
2, 2004.

     o By Telephone.  Call (800)  690-6903 toll free.  Enter your control number from your proxy card. Follow the instructions given. Votes must be entered prior to 4 p.m. on May 2, 2004.

     If you  have  any  questions  before  you  vote,  please  call us at  (800)
752-6342.  We are glad to help you  understand  the  proposal  and assist you in voting. Thank you for your participation.

Judy A. Rice
President

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.

                         ASAF INTERNATIONAL EQUITY FUND
                               One Corporate Drive
                                  P.O. Box 883
                           Shelton, Connecticut 06484

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

     Notice  is  hereby  given  that a  Special  Meeting  of  Shareholders  (the
"Meeting")  of the ASAF  International  Equity Fund (the  "International  Equity
Fund") will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,
Newark,  New Jersey 07102, on May 3, 2004, at 11:00 a.m.  Eastern Standard Time,
for the following purposes:

     1. For  shareholders  of the  International  Equity  Fund,  to  approve  or disapprove a Plan of Reorganization  under which the  International  Equity Fund will transfer all of its assets to, and all of its  liabilities  will be assumed by, the ASAF William Blair International Growth Fund (the "International  Growth
Fund").  In connection  with this proposed  transfer,  each whole and fractional share of each class of the  International  Equity  Fund shall be  exchanged  for whole and  fractional  shares of equal net asset  value of the same class of the
International  Growth Fund and outstanding  shares of the  International  Equity
Fund will be cancelled.

     2. To transact such other  business as may properly come before the Meeting or any adjournments of the Meeting.

     The  International  Equity Fund has fixed the close of business on February
6, 2004 as the record  date for the  determination  of the  shareholders  of the
International Equity Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Richard H. Kirk
Assistant Secretary

Dated:  March 26, 2004

                           Prospectus/Proxy Statement
                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----

         Exhibit B - Prospectus for the ASAF International Equity Fund and the
                  ASAF William Blair International Growth Fund
                  dated March 1, 2004 ..................................................................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders for fiscal year ended
                  October 31, 2003......................................................................(enclosed)

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                               One Corporate Drive
                                  P.O. Box 883
                           Shelton, Connecticut 06484

                           PROSPECTUS/PROXY STATEMENT
                              Dated March 26, 2004

         Acquisition of the Assets of the ASAF International Equity Fund

 By and in exchange for shares of the ASAF William Blair International Growth Fund

     This  Prospectus/Proxy  Statement is furnished in connection with a Special
Meeting (the "Meeting") of shareholders of the ASAF  International  Equity Fund, formerly  known as the ASAF  Strong  International  Equity  Fund (the  "Acquired
International  Fund"),  a series of American  Skandia  Advisor Funds,  Inc. (the
"Company"),   called  by  the  Company  to  approve  or  disapprove  a  Plan  of
Reorganization (the "Plan"). If shareholders of the Acquired  International Fund vote to approve the Plan,  you will  receive  shares of the ASAF  William  Blair
International  Growth Fund (the "William Blair International Fund" and, together with the Acquired International Fund, the "Funds") of the Company equal in value to your investment in shares of the Acquired  International Fund, as provided in the Plan and described at greater length below. The Acquired  International Fund will then be liquidated and dissolved.

     The Meeting will be held at 100 Mulberry Street, Gateway Center Three, 14th
Floor,  Newark,  New Jersey 07102 on May 3, 2004 at 11:00 a.m.  Eastern standard time.  The Board of  Directors  of the Company is  soliciting  these  proxies on behalf of the Acquired International Fund. This Prospectus/Proxy  Statement will first be sent to shareholders on or about March 30, 2004.

     The  investment  objective  of the Acquired  International  Fund is to seek
long-term   capital   growth  by  investing  in  a   diversified   portfolio  of
international  equity  securities  the issuers of which are  considered  to have strong earnings momentum,  whereas the investment objective of the William Blair
International  Fund is to seek  long-term  growth of capital.  Each Fund invests primarily in equity securities of foreign companies.

     This  Prospectus/Proxy  Statement gives the information  about the proposed reorganization  and issuance of shares of the William Blair  International  Fund that  you  should  know  before  investing.  You  should  retain  it for  future reference. Additional information about the William Blair International Fund and the  proposed  reorganization  has been filed with the  Securities  and Exchange
Commission ("SEC") and can be found in the following documents:

     |_| The  Prospectus  for the Funds dated March 1, 2004 is enclosed with and considered a part of this Prospectus/Proxy Statement.

     |_|  A  Statement  of  Additional  Information  ("SAI")  relating  to  this
Prospectus/Proxy  Statement  dated March 1, 2004 has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

     You may request a free copy of the SAI  relating  to this  Prospectus/Proxy
Statement or other  documents  related to the Company  without charge by calling
1-800-752-6342 or by writing to the Company at the above address.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy  Statement. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation  or any other U.S.  government  agency.  Mutual fund shares  involve investment risks, including the possible loss of principal.

SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A) and the Prospectus for the Funds (attached as Exhibit B).

The Proposal

     You are being asked to consider and approve a Plan of  Reorganization  that will have the  effect  of  combining  the  Acquired  International  Fund and the
William  Blair  International  Fund into a single Fund. If  shareholders  of the
Acquired International Fund vote to approve the Plan, the assets of the Acquired
International  Fund will be transferred to the William Blair  International Fund in exchange for a then equal value of shares of the William Blair  International
Fund.  Shareholders of the Acquired International Fund will have their shares of the Fund exchanged for William Blair  International  Fund shares of equal dollar value based upon the values of the shares at the time the Acquired International
Fund's assets are transferred to the William Blair International Fund. After the
transfer  of assets and  exchange of shares have been  completed,  the  Acquired
International Fund will be liquidated and dissolved. The proposed reorganization is referred to in this  Prospectus/Proxy  Statement as the  "Transaction."  As a
result of the  Transaction,  you will cease to be a shareholder  of the Acquired
International   Fund  and  will  become  a  shareholder  of  the  William  Blair
International Fund.

     For the reasons set forth in the "Reasons for the Transaction" section, the
Board of Directors of the Company has determined  that the Transaction is in the best interests of the  shareholders of the Acquired  International  Fund and the
William Blair  International  Fund, and also concluded that no dilution in value would  result  to  the  shareholders  of any of the  Funds  as a  result  of the
Transaction.

     The  Board  of  Directors  of  the  Company,  on  behalf  of  the  Acquired
International  Fund and the William Blair  International  Fund, has approved the
Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

     Shareholders who own shares of the Acquired International Fund at the close of business on February 6, 2004 (the "Record  Date") will be entitled to vote at the  Meeting,  and  will be  entitled  to one vote for  each  full  share  and a fractional  vote  for each  fractional  share  that  they  hold of the  Acquired
International  Fund. To approve the  Transaction for the  reorganization  of the
Acquired  International  Fund, the affirmative vote of the holders of a majority of the total  number of shares of capital  stock of the  Acquired  International
Fund  outstanding  and  entitled to vote  thereon  must be voted in favor of the
Plan.

     Please  vote  your  shares  as soon as you  receive  this  Prospectus/Proxy
Statement.  You may vote by  completing  and  signing the  enclosed  ballot (the
"proxy  card") or over the  Internet  or by  phone.  If you vote by any of these methods,  your votes will be officially cast at the Meeting by persons appointed as proxies.

     You can revoke or change  your  voting  instructions  at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the
"Voting Information" section of this Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objective and strategies of the Funds

     This   section   describes   the   investment   policies  of  the  Acquired
International Fund and the William Blair  International Fund and the differences between them. For a complete description of the investment policies and risks of the William Blair  International  Fund,  you should read the  Prospectus for the
Funds that is enclosed with this Prospectus/Proxy Statement.

     The  investment  objectives  of the Funds are  comparable.  The  investment objective of the Acquired International Fund is to seek long-term capital growth by investing in a diversified  portfolio of international  equity securities the issuers of which are considered to have strong earnings momentum. The investment objective of the William Blair International Fund is to seek long-term growth of capital.  The investment  objectives for the Funds are non-fundamental  policies and can be changed without shareholder approval.

     The Acquired  International  Fund and the William Blair  International Fund
invest primarily in equity securities of foreign issuers.  Each Fund pursues its investment objective through various investment  strategies that are employed by the Fund's sub-advisor ( "Sub-advisor").

     The Acquired  International Fund invests,  under normal  circumstances,  at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes,  if any) in equity securities.  With respect to the 80%
investment  policy,  the Fund defines  equity  securities  as  including  common stocks,  securities  convertible into common stocks and securities having common stock  characteristics  or other derivative  instruments whose value is based on common  stocks,  such as rights,  warrants or options to purchase  common stock, preferred stock,  convertible  preferred stock,  convertible bonds,  convertible debentures,  convertible notes, depository receipts, futures contracts and swaps investments.  The Fund seeks to meet its  investment  objective by investing its assets in a diversified  portfolio of equity  securities of companies located or operating in developed  non-U.S.  countries and emerging  markets.  The Acquired
International  Fund's  portfolio  equity  securities are ordinarily  traded on a recognized foreign securities  exchange or traded in a foreign  over-the-counter market in the country  where the issuer is  principally  based,  but may also be traded in other countries including the United States.

     The  Sub-advisor for the Acquired  International  Fund focuses on companies with an  above-average  potential for long-term  growth and attractive  relative valuations.  In this regard, the Sub-advisor selects companies based on five key factors: growth;  valuation;  management;  risk; and sentiment. In addition, the
Sub-advisor  looks  for  companies  with the  following  characteristics:  (i) a distinguishable  franchise on a local,  regional or global basis; (ii) a history of effective management  demonstrated by expanding revenues and earnings growth;
(iii)  prudent  financial  and  accounting  policies;  and  (iv) an  ability  to capitalize on a changing business environment.

     The Acquired  International  Fund normally allocates assets among a variety of countries, regions and industry sectors, investing in at least five countries outside of the United States. In selecting countries, the Acquired International
Fund's Sub-advisor considers such factors as economic growth prospects, monetary and fiscal policies, political stability,  currency trends and market liquidity.
The Fund may invest up to 40% of its total  assets in any one  country and up to
25% of its total assets in securities of issuers located and operating primarily in emerging market countries.

     The  William   Blair   International   Fund  will   invest,   under  normal
circumstances, at least 80% of the value of its net assets (including the amount of any borrowings for investment purposes, if any) in securities of issuers that are  economically  tied to  countries  other  than  the  United  States.  Equity securities  include common  stocks,  preferred  stocks,  warrants and securities convertible  into or exchangeable  for common or preferred  stocks.  The William
Blair  International  Fund has the flexibility to invest on a worldwide basis in companies and  organizations of any size,  regardless of country of organization or place of principal business activity.  The Fund normally invests primarily in securities  of issuers from at least five  different  countries,  excluding  the
United States.  Although the William Blair  International Fund intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries or even a single country.

     The  William  Blair  International  Fund  invests  primarily  in  companies selected  by  the  Sub-advisor  for  their  growth  potential.  The  Sub-advisor generally takes a "bottom up" approach to choosing  investments for the Fund and seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large,  regardless of where the companies are organized or where they primarily conduct business. Although investments held by the  William  Blair  International  Fund may appear  thematic,  the  Sub-advisor generally  selects  securities  without regard to any defined  allocation  among countries,  geographic  regions or industry sectors,  or other similar selection procedure.  Current income is not a significant factor in choosing  investments, and any income realized by the Fund will be incidental to its objective.

     Each Fund thus pursues its  objective in a different  manner.  The Acquired
International Fund considers certain  macro-economic  factors,  such as monetary and fiscal  policies,  whereas the William  Blair  International  Fund employs a fundamental analysis approach to security selection.  In addition,  the Acquired
International Fund limits its investments in any one country to no more than 40%
of its total assets and limits its  investments  in emerging  markets to no more than 25% of the Fund's total assets,  while the William Blair International Fund invests in countries  without  regard to any defined  allocation or  limitation.
Each Fund,  however,  generally  invests in equity securities of foreign issuers from at least five  different  countries  and  focuses on issuers  that the Fund believes has potential for long-term growth.

Other non-fundamental investment policies of the Funds

     As noted above, each Fund invests primarily in equity securities of foreign companies.  Under certain  circumstances,  each Fund may invest a portion of its
assets  in  other  types  of  investments  or  employ   alternative   investment
strategies.  In general,  each Fund may invest in debt  securities,  options and futures,  currency hedging  transactions and other  derivative  instruments.  As described  more fully  below,  each Fund may have  limitations  on the extent to which it may  pursue  these  types of  investments.  In  general,  the  Acquired
International  Fund is more  limited  in its  ability to pursue  these  types of investments,  while the William Blair International Fund has greater flexibility to pursue alternative investment strategies.

     The Acquired International Fund may invest up to 20% of its total assets in debt  or  preferred  equity  securities  exchangeable  for or  convertible  into marketable equity  securities of foreign  companies.  In addition,  the Acquired
International  Fund  may  regularly  invest  up to 20% of its  total  assets  in high-grade  short-term debt securities,  including U.S. Government  obligations, investment  grade  corporate  bonds or  taxable  municipal  securities,  whether denominated in U.S. dollars or foreign  currencies.  The Acquired  International
Fund may use futures  contracts  and  related  options,  options on  securities, securities  indices and currencies to attempt to hedge against the overall level of risk normally associated with the Acquired  International Fund's investments.
The Acquired  International  Fund also may from time to time make short sales of securities "against the box."

     The  William  Blair  International  Fund  may  invest  in debt  securities, including  bonds rated below  investment  grade by the primary  rating  agencies
(so-called "junk" bonds),  mortgage and asset-backed securities and zero coupon, pay-in-kind and step coupon securities (securities that do not, or may not under certain  circumstances,  make  regular  interest  payments).  The William  Blair
International  Fund may make short sales  "against  the box." The William  Blair
International Fund may also use currency hedging  techniques,  including forward currency  exchange  contracts,  to manage  exchange  rate risk with  respect  to investments exposed to foreign currency fluctuations.

     In addition,  the William Blair  International  Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such  contracts and may invest in options on securities,  financial  indices and
foreign   currencies   and  interest  rate  swaps  and   swap-related   products
(collectively  "derivative  instruments").  The William Blair International Fund intends to use most derivative  instruments  primarily to hedge the value of its portfolio  against potential  adverse  movements in securities  prices,  foreign currency  markets or interest  rates.  To a limited  extent,  the William  Blair
International Fund may also use derivative  instruments for non-hedging purposes such as seeking to increase  income.  The William Blair  International  Fund may
invest  in  indexed/structured   securities,   which  typically  are  short-  to
intermediate-term  debt  securities  whose value at maturity or interest rate is linked to currencies,  interest rates,  equity  securities,  indices,  commodity prices or other financial indicators. Such securities may offer growth potential because of anticipated  changes in interest  rates,  credit  standing,  currency relationships or other factors.

     Although  the Funds do not expect to do so  ordinarily,  during  periods of adverse market conditions,  each Fund may invest all or substantially all of its assets  temporarily in a defensive  manner.  When investing in this manner,  the
Funds may invest in high-grade,  short-term,  fixed-income securities (which may include U.S.  Government  securities)  or hold its assets in cash.  While either
Fund is in a defensive  position,  the  opportunity  to achieve  its  investment objective will be limited.

Fundamental investment restrictions of the Funds

     A Fund may not change a  fundamental  investment  restriction  without  the prior  approval  of  its  shareholders.  A  non-fundamental  investment  policy, however,  may be changed  without  shareholder  approval.  Each Fund has adopted fundamental  investment  restrictions  that are  identical to each other.  These fundamental restrictions limit a Fund's ability to: (i) issue senior securities;
(ii) borrow money (except for non-leveraging,  temporary or emergency purposes);
(iii) underwrite securities;  (iv) purchase or sell real estate; (v) purchase or sell  physical  commodities;  (vi) make loans  (except  for  certain  securities lending  transactions);  and (vii) concentrate its investments by investing more than 25% of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

     In  addition,  each of the  Funds  have  adopted a  fundamental  investment restriction to diversify its investments.  Accordingly, the Funds are considered
"diversified  funds" under the  Investment  Company Act of 1940, as amended (the
"Investment  Company Act"). This means that, with respect to 75% of the value of each Fund's total assets, each Fund invests in cash, cash items,  obligations of the U.S.  Government,  its agencies or  instrumentalities,  securities  of other investment  companies and "other securities." The "other securities" are subject to the  requirement  that not more  than 5% of total  assets of the Fund will be invested in the  securities  of a single  issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities. Accordingly, a Fund may not purchase the  securities of any issuer if, as a result,  the Fund would fail to be a  diversified  company  within the  meaning of the  Investment
Company Act and the rules and regulations promulgated thereunder.

Risks of investing in the Funds

     Like all  investments,  an investment in either of the Funds involves risk.
There is no  assurance  that  either  of the  Funds  will  meet  its  investment objective. As with any mutual fund investing primarily in equity securities, the value of the securities held by a Fund may decline.  Stocks can decline for many reasons,  including reasons related to the particular  company,  the industry of which it is a part, or the securities markets  generally.  These declines may be substantial.

     Each Fund invests primarily in equity securities of foreign companies.  The level of risk of international  funds will generally be higher than the level of risk associated with domestic equity funds.  Foreign  investments  involve risks such as fluctuations in currency exchange rates, unstable political and economic structures,  reduced availability of information,  and lack of uniform financial reporting and  regulatory  practices  such as those that apply to U.S.  issuers.
While  neither  Fund  invests  primarily  in  companies  located  in  developing countries,  each Fund may  invest in such  companies  to some  degree,  and such investments may exacerbate the risks of foreign investing.

     In  addition,  there  are  certain  risks  that  are  associated  with  the
particular   investment   strategies   employed  by  each  Fund.   The  Acquired
International  Fund limits its investments in emerging markets to 25% of the its total assets. The William Blair International  Fund, however,  has no such limit and may  invest a  substantial  portion of its  assets in  countries  located in developing  markets and may be exposed to a greater  risk  associated  with such investments as compared to the Acquired  International  Fund. While the Acquired
International Fund has the authority to engage in transactions intended to hedge its exposure to fluctuations in foreign currencies, it does not currently intend to do so. To the extent the Acquired International Fund invests in securities of issuers in developing countries,  the Fund may be subject to even greater levels of risk and share price fluctuation,  as well as increased transaction costs and increased delays in settlement of transactions.

     The Acquired  International  Fund and the William Blair  International Fund
may invest in debt securities,  however,  the Acquired  International  Fund will limit its investments in  non-convertible  debt  securities to  investment-grade short-term-debt  securities.  The William Blair International Fund does not have such a  limitation  and,  therefore,  to  the  extent  that  the  William  Blair
International Fund invests in non-investment grade debt securities, it may incur a greater risk associated with such investments, such as credit risk and risk of default.  In addition,  the William Blair  International Fund may invest in debt securities  and  derivative  instruments  to a greater  extent than the Acquired
International  Fund  and,  therefore,  to the  extent  that  the  William  Blair
International  Fund  makes  such  investments,  it  may  incur  a  greater  risk associated  with  those  types  of  investments  as  compared  to  the  Acquired
International Fund.

     For more information  about the risks associated with the Funds' investment strategies, see the Funds' Prospectus, and for a more detailed discussion of the
Funds' investments,  see the Company's Statement of Additional Information,  all
of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

     Each Fund is treated as a separate  entity for federal income tax purposes.
Each Fund has  qualified  and  elected or  intends  to  qualify  and elect to be treated as a "regulated  investment  company" under Subchapter M of the Internal
Revenue  Code of 1986,  as amended (the  "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must, among other  things:  (a)  derive  at least 90% of its gross  income  from  dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other  disposition  of stock,  securities or foreign  currency and other income  (including but not limited to gains from options,  futures,  and forward contracts)  derived  with  respect to its  business of  investing in such stock, securities or foreign  currency;  and (b) diversify its holdings so that, at the end of each  quarter of its taxable  year:  (i) at least 50% of the value of the
Fund's  total  assets  is  represented  by cash,  cash  items,  U.S.  Government securities,  securities  of other  regulated  investment  companies,  and  other securities  limited, in respect of any one issuer, to an amount not greater than
5% of the Fund's total assets,  and 10% of the outstanding  voting securities of such  issuer;  and (ii) not more than 25% of the  value of its  total  assets is invested  in the  securities  of any one  issuer  (other  than  U.S.  Government securities  or  securities  of  other  regulated  investment  companies).  As  a regulated  investment  company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its  shareholders,  provided that at least 90% of its net investment  income and  realized  net  short-term  capital gain in excess of net long-term  capital loss for the taxable year is distributed  in accordance  with the Code's timing requirements.

     The  Transaction may entail various tax  consequences,  which are discussed under the caption "Tax Consequences of the Transaction."

Management of the Company and the Funds

     American Skandia Investment Services, Inc. ("ASISI"),  One Corporate Drive,
Shelton,  Connecticut,  and Prudential  Investments  LLC ("PI"),  Gateway Center
Three, 100 Mulberry Street,  Newark,  New Jersey,  serve as co-managers (each an
"Investment  Manager"  and together the  "Investment  Managers")  pursuant to an investment  management  agreement  with the  Company on behalf of each Fund (the
"Management Agreement"). Under the Management Agreement, PI, as co-manager, will
provide   supervision   and   oversight   of   ASISI's   investment   management
responsibilities  with  respect  to the  Company.  Pursuant  to  the  Management
Agreement,  the Investment Managers will jointly administer each Fund's business affairs and supervise each Fund's investments.  Subject to approval by the Board of  Directors,  the  Investment  Managers  may  select  and  employ  one or more sub-advisors  for a Fund, who will have primary  responsibility  for determining what  investments  the Fund will purchase,  retain and sell. Also subject to the approval of the Board of Directors,  the  Investment  Managers may  reallocate a
Fund's assets among sub-advisors  including (to the extent legally permissible), affiliated sub-advisors, consistent with a Fund's investment objectives.

     The  Company  has  obtained  an  exemption  from  the SEC that  permits  an
Investment Manager to change sub-advisors for each of its series,  including the
Funds,  and  to  enter  into  new  sub-advisory   agreements  without  obtaining
shareholder  approval  of the  changes.  Any such  sub-advisor  change  would be subject to approval by the Board of  Directors of the  Company.  This  exemption
(which is similar to exemptions  granted to other investment  companies that are operated in a similar  manner as the  Company) is  intended  to  facilitate  the efficient  supervision  and  management of the  sub-advisors  by the  Investment
Managers and the Directors of the Company.

     The  Investment  Managers  currently  engage the following  Sub-advisor  to manage the  investments  of each Fund in accordance  with the Fund's  investment objective, policies and limitations and any investment guidelines established by the  Investment  Managers.  The  Sub-advisor  is  responsible,  subject  to  the supervision and control of the Investment Managers, for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

     William Blair & Company, L.L.C. ("William Blair"),  located at 222 West
Adams Street,  Chicago,  Illinois  60606,  serves as Sub-advisor to the Acquired
International Fund and the William Blair  International  Fund. Prior to December
12, 2003,  Strong Capital  Management,  Inc.,  ("Strong") 100 Heritage  Reserve,
Menomonee  Falls,  Wisconsin  53051,  served  as  Sub-advisor  for the  Acquired
International   Fund.   Management's   recommendations   to  replace  Strong  as
Sub-advisor to the Acquired International Fund contemplated that the Transaction would be  submitted  to  shareholders  of the  Acquired  International  Fund for approval for the reasons set forth in the section  "REASONS FOR THE TRANSACTION"
below.

     Since  its  founding  in  1935,   William  Blair  has  been   dedicated  to
researching,  financing and investing in high quality growth  companies  through four primary divisions: investment banking; sales and trading; asset management;
and  private   capital.   As  of  December  31,  2003,   William  Blair  managed
approximately $17.3 billion in assets. The portfolio manager responsible for the day-to-day  management of the Acquired  International Fund and the William Blair
International Fund is W. George Greig. Mr. Greig is a principal of William Blair and  joined  the  firm in 1996 as an  international  portfolio  manager  and has managed the Fund since William Blair became its sub-advisor in November 2002.

     Pursuant to the Management  Agreement,  ASISI receives a monthly investment management fee for the  performance of its services.  The investment  management fee is accrued  daily for the purposes of  determining  the sale and  redemption price of a Fund's shares.  ASISI pays each Sub-advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to a Fund.

     Under the Management  Agreement with respect to the Acquired  International
Fund,  the Fund is obligated to pay ASISI an annual  investment  management  fee equal to 1.10% of its average daily net assets.  Under the Management  Agreement with respect to the William Blair  International  Fund, the Fund is obligated to pay  ASISI an annual  investment  management  fee equal to 1.00% of its  average daily net assets.  Consequently,  the shareholders of the Acquired International
Fund will pay an investment  management  fee at a lesser rate as a result of the
Transaction.

     ASISI  pays  William  Blair  sub-advisory  fees  from  the  portion  of the investment  management fee that ASISI  receives from each Fund.  ASISI pays such sub-advisory  fees  without  any  additional  expense  to a  Fund.  The  current sub-advisory  fee  arrangements  are the same for each Fund. With respect to the
Acquired International Fund and the William Blair International Fund, ASISI pays
William  Blair an annual  rate  equal to 0.30% of the  portion  of the  combined average daily net assets of each Fund not in excess of $500 million;  plus 0.25%
of the portion over $500 million but not in excess of $1 billion;  plus 0.20% of the portion in excess of $1 billion.

     Prior to December 12, 2003,  ASISI paid Strong a sub-advisory  fee equal to
0.45% of the portion of the combined  average  daily net assets not in excess of
$500  million;  plus 0.40% of the portion over $500 million but not in excess of
$1 billion;  plus 0.35% of the  portion in excess of $1  billion.  Consequently,
with  respect  to  the  Acquired   International   Fund's  assets,   ASISI  pays
sub-advisory  fees at a lesser rate,  regardless of asset levels, as a result of the change in  sub-advisors  and,  therefore,  retains a greater  portion of the investment management fee.

     The  Investment  Manager  has  voluntarily  agreed  until  March 1, 2005 to reimburse each Fund for its respective  operating expenses,  exclusive of taxes, interest,  brokerage commissions,  distribution fees and extraordinary expenses, but inclusive of the  management  fee, which in the aggregate  exceed  specified percentages  of a Fund's average net assets as follows:  Acquired  International
Fund, 1.60%; and William Blair International Fund, 1.60%. The Investment Manager
may  terminate the above  voluntary  agreements at any time after March 1, 2005.
Voluntary  payments  of Fund  expenses  by the  Investment  Manager  may be made subject to  reimbursement by the Fund, at the Investment  Manager's  discretion, within the two year  period  following  such  payment to the extent  permissible under  applicable  law and  provided  that  the  Fund is  able  to  effect  such reimbursement and remain in compliance with applicable expense limitations.

Distribution Plan

     American  Skandia   Marketing,   Incorporated  and  Prudential   Investment
Management  Services  LLC  (collectively,   the  "Distributor")  serves  as  the
principal  underwriter  and  distributor  for each Fund.  The Company  adopted a
Distribution  and Service Plan (commonly known as a "12b-1 Plan") for each Class of  shares  to  compensate  the  Distributor  for  its  services  and  costs  in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for
Class A shares,  the Fund pays the Distributor 0.50% of the Fund's average daily net assets attributable to Class A shares.  Under the 12b-1 Plans for Class B, X and C shares,  the Fund pays the  Distributor  1.00% of the Fund's average daily net assets attributable to the relevant Class of shares.  Because these fees are paid out of a Fund's  assets on an ongoing  basis,  these  fees may,  over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

     The  Distributor  uses  distribution  and service fees received  under each
12b-1 Plan to compensate  qualified  dealers for services provided in connection with  the  sale of  shares  and the  maintenance  of  shareholder  accounts.  In addition,  the Distributor uses distribution and service fees received under the
Class X Plans as reimbursement for its purchases of Bonus Shares.

Valuation

     The net asset  value  ("NAV")  per share is  determined  for each  class of shares for each Fund as of the time of the close of the New York Stock  Exchange
("NYSE")  (which is normally  4:00 p.m.  Eastern  time) on each  business day by dividing  the value of the Fund's total net assets by the number of total shares of that class outstanding. In general, the assets of each Fund are valued on the basis of market  quotations.  However,  in certain  circumstances  where  market quotations are not readily available or where market quotations for a particular security or asset are believed to be unreliable, securities and other assets are valued by methods  that are  believed  in good faith by the Board to  accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

     The purchase  policies for each Fund are  identical.  The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies  depending on the amount of your  investment.  Class B shares  are sold at NAV per share  without an initial sales  charge.  However,  if Class B shares are  redeemed  within seven years of their  purchase,  a contingent  deferred sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share without an initial  sales  charge.  However,  if Class C shares are  redeemed  within 12 months of the first business day of calendar month of their purchase,  a CDSC of
1.00% will be deducted from the redemption proceeds.  Class X shares are sold at
NAV per share without an initial sales charge. In addition, investors purchasing
Class X shares will receive, as a bonus,  additional shares having a value equal to 2.50% of the amount  invested.  Although  Class X shares are sold  without an initial  sales  charge,  if Class X shares are redeemed  within 8 years of their purchase, a CDSC will be deducted from the redemption proceeds.

     The redemption  policies for each Fund are  identical.  Your shares will be sold at the next NAV per share  determined after your order to sell is received, less any  applicable  CDSC  imposed.  Refer to the  Funds'  Prospectus  for more information regarding how to sell shares.

     Shares of each Fund may be exchanged  for shares of the same class of other
Funds and other funds of the  Company at NAV per share at the time of  exchange.
Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another fund.  Shares are normally  redeemed and purchased in the exchange  transaction  on the  business  day on which the Transfer  Agent receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

     Each Fund will distribute substantially all of its income and capital gains to shareholders each year. Each Fund will declare dividends, if any, annually.

Fees and expenses

     The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the Acquired  International Fund or the William Blair
International  Fund, as well as the  projected  fees and expenses of the William
Blair International Fund after the Transaction.  The projected fees and expenses of the William Blair  International  Fund are based on the  assumption  that the shareholders of the Acquired International Fund approve the Transaction.

         Class A Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class A      Fund Class A           Class A
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                5.75%             5.75%               5.75%
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                None1           None1               None1
   Redemption Fee.................................                None2           None2               None2
   Exchange Fee...................................                None            None                None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................                1.10%            1.00%               1.00%
       Estimated Distribution (12b-1) Fees........                0.50%              0.50%               0.50%
       Other Expenses.............................                1.10%            0.86%               0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                  (0.60)%        (0.26)%              (0.28)%
       Total Annual Fund Operating Expenses.......                2.10%            2.10%               2.10%

         Class B Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class B      Fund Class B           Class B
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                None              None              None
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                6.00%3         6.00%3            6.00%3
   Redemption Fee.................................                None2           None2             None2
   Exchange Fee...................................                None            None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................                1.10%           1.00%            1.00%
       Estimated Distribution (12b-1) Fees........                1.00%             1.00%            1.00%
       Other Expenses.............................                1.13%           0.86%            0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                  (0.63)%        (0.26)%          (0.28%)
       Total Annual Fund Operating Expenses.......                2.60%           2.60%            2.60%

         Class C Shares
         --------------

                                                                                                    William Blair
                                                                                                    -------------
                                                               Acquired        William Blair      International Fund
                                                               ---------       --------------     ------------------
                                                             International     International      After Transaction
                                                             --------------    --------------     -----------------
                                                              Fund Class C      Fund Class C           Class C
                                                              ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........               None             None              None
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................               1.00%3          1.00%3            1.00%3
   Redemption Fee.................................               None2            None2             None2
   Exchange Fee...................................               None             None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................               1.10%              1.00%             1.00%
       Estimated Distribution (12b-1) Fees........               1.00%              1.00%             1.00%
       Other Expenses.............................               1.12%              0.86%             0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                 (0.62)%            (0.26)%           (0.28)%
       Total Annual Fund Operating Expenses.......               2.60%              2.60%             2.60%

         Class X Shares
         --------------

                                                                                                     William Blair
                                                                                                     -------------
                                                                Acquired        William Blair      International Fund
                                                                ---------       --------------     ------------------
                                                              International     International      After Transaction
                                                              --------------    --------------     -----------------
                                                               Fund Class X      Fund Class X           Class X
                                                               ------------      ------------           -------
Shareholder Fees
(fees paid directly from your investment)
   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)........                 None            None               None
   Maximum Contingent Deferred Sales Charge (Load) (as %
     of original purchase price...................                 6.00%3         6.00%3             6.00%3
   Redemption Fee.................................                 None2             None2            None2
   Exchange Fee...................................                 None              None             None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................                1.10%             1.00%              1.00%
       Estimated Distribution (12b-1) Fees........                1.00%             1.00%              1.00%
       Other Expenses.............................                1.13%             0.86%            0.88%
       Advisory Fee Waivers and Expense Reimbursement
                                                                  (0.63%)           (0.26)%            (0.28)%
       Total Annual Fund Operating Expenses.......                2.60%             2.60%              2.60%

     1. Under certain circumstances,  purchases of Class A shares not subject to an initial  sales charge (load) will be subject to a contingent  deferred  sales charge  (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional discussion of the Class A CDSC, see this Prospectus under "How to Buy Shares."

     2. A $10 fee may be imposed for wire transfers of redemption proceeds.  For an additional discussion of wire redemptions,  see this Prospectus under "How to
Redeem Shares."

     3. If you  purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you redeem  some or all of your  shares  before the end of the seventh (in the case of Class B shares) or eighth (in the case of
Class X shares) year after which you purchased such shares.  The CDSC is 6%, 5%,
4%, 3%, 2%, 2% and 1% for  redemptions of Class B shares  occurring in years one through seven,  respectively.  The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for
redemptions   of  Class  X  shares   occurring  in  years  one  through   eight,
respectively.  No CDSC is charged after these  periods.  If you purchase Class C shares  you may incur a CDSC if you  redeem  some or all of your  Class C shares within 12 months of the  calendar  month of purchase.  For a  discussion  of the
Class B, X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

     Full  Redemption - These examples are intended to help you compare the cost of investing in each Fund before the transactions  with the cost of investing in the William Blair International Fund after the Transaction. They assume that you invest  $10,000,  that you  receive a 5% return  each year,  and that the Funds'
total  operating  expenses  remain the same.  Although  your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares
   --------------
                                                                   1 Year         3 Years        5 Years         10 Years
                                                                   ------         -------        -------         --------
Acquired International Fund                                                       $1,312          $1,872          $3,391
                                                                   $776
William Blair International Fund                                    776            1,246           1,741           3,097
William Blair International Fund                                    776            1,250           1,749           3,115
(Projected after the Transaction)

   Class B Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $863          $1,336          $1,834          $3,366
William Blair International Fund                                      863           1,261           1,686           3,048
William Blair International Fund                                      863           1,266           1,694           3,066
(Projected after the Transaction)

   Class C Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                         $363            $934          $1,630          $3,479
William Blair International Fund                                     363             861           1,486           3,167
William Blair International Fund                                     363             866           1,494           3,185
(Projected after the Transaction)

   Class X Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $870          $1,360          $1,975          $3,575
William Blair International Fund                                      870           1,283           1,823           3,125
William Blair International Fund                                      870           1,287           1,831           3,143
(Projected after the Transaction)

     No  Redemption - You would pay the  following  expenses  based on the above assumptions except that you do not redeem your shares at the end of each period:

   Class A Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $776          $1,312          $1,872          $3,391
William Blair International Fund                                      776           1,246           1,741           3,097
William Blair International Fund                                      776           1,250           1,749           3,115
(Projected after the Transaction)

   Class B Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $263            $936          $1,634          $3,366
William Blair International Fund                                      263             861           1,486           3,048
William Blair International Fund                                      263             866           1,494           3,066
(Projected after the Transaction)

   Class C Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $263            $934          $1,630          $3,479
William Blair International Fund                                      263             861           1,486           3,167
William Blair International Fund                                      263             866           1,494           3,185
(Projected after the Transaction)

   Class X Shares
   --------------
                                                                  1 Year         3 Years         5 Years         10 Years
                                                                  ------         -------         -------         --------
Acquired International Fund                                          $270            $960          $1,675          $3,575
William Blair International Fund                                      270             883           1,523           3,125
William Blair International Fund                                      270             887           1,531           3,143
(Projected after the Transaction)

Performance

     The bar charts show the  performance of the Class A shares of each Fund for each full calendar  year the Fund has been in  operation.  The first table below each bar chart shows each such Fund's best and worst quarters during the periods included  in the bar chart.  The second  table shows the  average  annual  total returns  before taxes for each Class of each Fund for 2003 and since  inception, as well as the average  annual total  returns after taxes on  distributions  and after taxes on distributions and redemptions for Class A shares of each Fund for
2003 and since inception.

     This  information  may help provide an  indication  of each Fund's risks by showing  changes in  performance  from year to year and by comparing each Fund's performance  with that of a broad-based  securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would be lower if they did. All figures assume  reinvestment of dividends.  Past  performance does not necessarily indicate how a Fund will perform in the future.

Acquired International Fund

ASAF INTERNATIONAL EQUITY FUND*
30.00%
20.00%
10.00%
0.00%
-10.00%
-20.00%
-30.00%
-22.93%
-25.18%
-18.68%
29.11%
2000
2001
2002
2003

Best Quarter	Worst Quarter
Up 15.40% 4th Quarter 2003	Down 18.34% 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	21.64%	-10.87%	N/A
Return After Taxes on Distributions	21.64%	-10.87%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	14.07%	-8.96%	N/A
Class B			
Return Before Taxes	22.57%	-10.63%	N/A
Class C			
Return Before Taxes	27.40%	-10.26%	N/A
Class X			
Return Before Taxes	25.64%	-10.32%	N/A
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	38.59%	-2.87%	N/A

* Inception date: November 1, 1999.

** For the period of December 10, 2001 to December 15, 2003, the Acquired International Fund was known as the ASAF Strong International Equity Fund and Strong Capital Management, Inc. served as the Sub-Advisor to the Fund. Prior to December 10, 2001 the Acquired International Fund was known as the ASAF AIM International Equity Fund and A I M Capital Management, Inc. served as Sub-advisor to the Fund.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

13

William Blair International Fund

ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND*
90.00%
70.00%
50.00%
30.00%
10.00%
-10.00%
-30.00%
15.70%
75.54%
-24.92%
-25.68%
-26.31%
40.92%
1998
1999
2000
2001
2002
2003

Best Quarter	Worst Quarter
Up 55.63%, 4th Quarter 1999	Down 21.42%, 3rd Quarter 2001

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2003

Class A	1 Year	5 Years	Since inception**
Return Before Taxes	32.82%	-0.68%	1.74%
Return After Taxes on Distributions	32.83%	-0.98%	1.49%
Return After Taxes on Distributions and Sale of Fund Shares	21.34%	-0.74%	1.35%
Class B			
Return Before Taxes	34.18%	-0.55%	1.93%
Class C			
Return Before Taxes	37.81%	-0.13%	2.28%
Class X			
Return Before Taxes	37.66%	-0.23%	2.37%
Index			
Morgan Stanley Capital International (MSCI) EAFE Index	38.59%	-0.05%	3.04%

* Prior to November 11, 2002, the Fund was known as the ASAF Janus Overseas Growth Fund and Janus Capital Management, LLC served as the Sub-advisor to the Fund.

** Inception date: December 31, 1997

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

14

REASONS FOR THE TRANSACTION

     The  Directors,  including  all of the  Directors  who are not  "interested
persons"  of  the  Company  (the   "Independent   Directors")  have  unanimously
determined  that  the  Transaction  would  be  in  the  best  interests  of  the
shareholders  of  the  Acquired   International   Fund  and  the  William  Blair
International  Fund and that the interests of the  shareholders  of the Acquired
International Fund and the William Blair International Fund would not be diluted as a result of the  Transaction.  At a meeting held on November  19,  2003,  the
Board considered a number of factors that it believes  benefits the shareholders of the Acquired International Fund, including the following:

     o the  compatibility  of the Funds'  investment  objectives,  policies  and restrictions;

     o the relative past and current growth in assets and historical  investment performance records of the Funds and their future prospects for growth;

     o the relative  expense  ratios of the Funds and the impact of the proposed
Transaction on the expense ratios;

     o the estimated costs of the Transaction,  which will be borne by PI or its affiliates;

     o the anticipated tax  consequences of the Transaction with respect to each
Fund and its shareholders;

     o the relative size of each of the Acquired  International Fund as compared to the William  Blair  International  Fund and the past and  anticipated  future inability  of the  Acquired  International  Fund to achieve  satisfactory  asset growth; and

     o the potential benefits of the proposed Transaction to the shareholders of each Fund, including the long-term economies of scale.

     At the  November  19  meeting,  the  Investment  Managers  recommended  the
Transaction  to the Board.  In  recommending  the  Transaction,  the  Investment
Managers advised the Board that the Funds have comparable investment objectives, and  similar  policies  and  investment  portfolios.  Moreover,  the  Investment
Managers  reported  that  the  Funds  have had  similar  investment  styles  and expressed the belief that the Transaction would benefit the shareholders of each of the Funds. In this regard, the Investment Managers advised the Board that, as of September 30, 2003, the Acquired  International Fund had attracted net assets of approximately  $45 million,  while the William Blair  International  Fund had assets of approximately $143 million at that date. The Investment  Managers also noted that the shareholders of the Acquired  International  Fund will be charged investment  management  fees at a lower  rate  because  of the  Transaction.  In
addition,   the  Investment   Managers  advised  the  Board  that  the  Acquired
International  Fund has higher total cost  structures  and higher expense ratios
(before fee waivers or expense  reimbursements) as compared to the William Blair
International   Fund.   Accordingly,   by  merging  the  Funds,   the   Acquired
International  Fund's  shareholders  would enjoy a greater asset base over which expenses may be spread.  The Board  considered the Investment  Managers'  advice that if the merger is approved, shareholders of the Acquired International Fund, regardless of the class of shares they own,  should  realize a reduction in both the net annual operating  expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment,  although there can be no assurance that operational savings will be realized. In addition,  the
Board considered  that, even though expenses would not immediately  decrease for the William Blair  International  Fund,  the  incremental  assets should help to stabilize certain  non-distribution  related expenses. The Board also considered certain  regulatory issues  concerning Strong as well as concerns  regarding the
Acquired International Fund's performance with Strong as Sub-advisor.  The Board was advised that the expenses  associated with the solicitation of proxies would be borne by PI or its affiliates.

     The Board, including a majority of the Independent  Directors,  unanimously concluded that the  Transaction is in the best interests of the  shareholders of the Acquired  International  Fund and the William Blair  International  Fund and
that no dilution  of value  would  result to the  shareholders  of the  Acquired
International Fund or the William Blair International Fund from the Transaction.
Consequently,  the Board approved the Plan and recommended that  shareholders of the Acquired International Fund vote to approve the Transaction.

     For the  reasons  discussed  above,  the  Board  of  Directors  unanimously recommends that you vote For the Plan.

     If shareholders of the Acquired International Fund do not approve the Plan, the Board will  consider  other  possible  courses  of action  for the  Acquired
International  Fund,  including,  among  others,  consolidation  of the Acquired
International  Fund with one or more funds of the Company other than the William
Blair   International  Fund  or  unaffiliated  funds.  In  the  event  that  the shareholders  of the Acquired  International  Fund do not approve the plan,  the
Investment   Managers  also  would  consider   recommending  to  the  Board  and
shareholders  the  liquidation  of  the  Acquired  International  Fund.  Such  a
liquidation would result in taxable gains or losses for most shareholders of the
Acquired International fund.

INFORMATION ABOUT THE TRANSACTION

     This is only a  summary  of the  Plan.  You  should  read the  actual  Plan attached as Exhibit A.

Closing of the Transaction

     If  shareholders of the Acquired  International  Fund approve the Plan, the
Transaction  will take place  after  various  conditions  are  satisfied  by the
Company  on behalf of the  Acquired  International  Fund and the  William  Blair
International Fund, including the preparation of certain documents.  The Company will determine a specific date for the actual Transaction to take place. This is called the "closing  date." If the  shareholders  of the Acquired  International
Fund do not approve the Plan, the Transaction will not take place.

     If the  shareholders of the Acquired  International  Fund approve the Plan, the Acquired  International Fund will deliver to the William Blair International
Fund  substantially  all of  its  assets  on  the  closing  date.  As a  result, shareholders of the Acquired  International Fund will beneficially own shares of the William Blair International Fund that, as of the date of the exchange,  have a value equal to the dollar value of the assets  delivered to the William  Blair
International Fund. The stock transfer books of the Acquired  International Fund will be permanently  closed on the closing date.  Requests to transfer or redeem assets allocated to the Acquired International Fund may be submitted at any time before the close of the NYSE on the closing date;  requests that are received in proper form prior to that time will be effected prior to the closing.

     To the extent  permitted  by law,  the Company  may amend the Plan  without shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent  permitted  by law,  after the  approval by shareholders of the Acquired International Fund.

Expenses of the Transaction

     The  expenses  resulting  from the  Transaction  will be paid by PI (or its affiliates).  The  Funds  will  not  incur  any  expenses  associated  with  the
Transaction. The portfolio securities of each of the Acquired International Fund
will  be  transferred   in-kind  to  the  William  Blair   International   Fund.
Accordingly,  the  Transaction  will entail  little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

     The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free  reorganization  under the Code.  It is a condition to each Fund's obligation  to complete  the  Transaction  that each Fund will have  received an opinion from Stradley Ronon Stevens & Young, LLP, based upon representations made by the Acquired  International Fund and William Blair  International  Fund,
and upon certain assumptions, substantially to the effect that:

     1. The acquisition by William Blair International Fund of the assets of the
Acquired  International  Fund in  exchange  solely for voting  shares of William
Blair  International Fund and the assumption by William Blair International Fund of the liabilities,  if any, of the Acquired International Fund, followed by the distribution  of the William  Blair  International  Fund shares  acquired by the
Acquired  International  Fund pro rata to its  shareholders,  will  constitute a reorganization  within the meaning of Section 368(a)(1) of the Code, and William
Blair  International  Fund and the Acquired  International  Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. The shareholders of the Acquired International Fund will not recognize a gain  or  loss  upon  the  exchange  of  all of  their  shares  of the  Acquired
International  Fund solely for shares of William  Blair  International  Fund, as described in this combined Prospectus/Proxy Statement and in the Plan;

     3. No gain or loss will be  recognized by the Acquired  International  Fund upon the transfer of its assets to William Blair  International Fund in exchange solely  for  Class A,  Class B,  Class C, and Class X shares  of  William  Blair
International Fund and the assumption by William Blair International Fund of the liabilities, if any, of the Acquired International Fund. In addition, no gain or loss will be recognized by William Blair  International Fund on the distribution of  such  shares  to the  shareholders  of the  Acquired  International  Fund in liquidation of the Fund;

     4. No gain or loss will be recognized by William Blair  International  Fund upon  the  acquisition  of the  assets  of the  Acquired  International  Fund in exchange  solely  for  shares  of  William  Blair  International  Fund  and  the assumption of the liabilities, if any, of the Acquired International Fund;

     5. William Blair  International  Fund's basis for the assets  acquired from the  Acquired  International  Fund will be the same as the basis of these assets when held by the Acquired  International  Fund immediately  before the transfer, and the holding  period of such assets  acquired by William Blair  International
Fund will  include the holding  period of these assets when held by the Acquired
International Fund;

     6. The Acquired  International Fund's shareholders' basis for the shares of
William  Blair  International  Fund  to be  received  by  them  pursuant  to the reorganization  will be the same as their  basis in the  Acquired  International
Fund's shares exchanged; and

     7. The  holding  period of William  Blair  International  Fund shares to be received by the shareholders of the Acquired International Fund will include the holding period of their Acquired  International  Fund shares exchanged  provided such Acquired  International Fund shares were held as capital assets on the date of the exchange.

     Shareholders  of the Acquired  International  Fund should consult their tax advisers  regarding the tax  consequences to them of the Transaction in light of their individual  circumstances.  In addition,  because the foregoing discussion relates only to the U.S.  federal income tax  consequences  of the  Transaction, shareholders  also should  consult  their tax  advisers  as to state,  local and foreign tax consequences to them, if any, of the Transaction.

     Characteristics of the William Blair International Fund shares

     Shares of the  William  Blair  International  Fund will be  distributed  to shareholders  of the  Acquired  International  Fund and will have the same legal characteristics as the shares of the Acquired International Fund with respect to
such  matters  as  voting  rights,   assessibility,   conversion   rights,   and
transferability.

Capitalization of the Funds and Capitalization after the Transaction

     The following table sets forth, as of October 31, 2003, the  capitalization of shares of the Acquired International Fund and the William Blair International
Fund.  The table also shows the  projected  capitalization  of the William Blair
International   Fund  shares  as  adjusted  to  give  effect  to  the   proposed
Transaction.  The  capitalization  of the William  Blair  International  Fund is
likely to be different when the Transaction is consummated.

Class A
                                                   Acquired     William Blair                            William Blair

                                                                                                      International Fund
                                                International   International                     Projected after Transaction
                                                     Fund            Fund          Adjustments            (unaudited)
                                                     ----            ----          -----------            -----------

Net assets .................................       $15,708,902      $31,740,979                           $47,449,881

Total shares outstanding....................         2,651,737        2,961,326       (1,186,354)           4,426,709

Net asset value per share...................             $5.92           $10.72                                $10.72

Class B

                                                                                                         William Blair
                                                   Acquired     William Blair                         International Fund
                                                International   International                     Projected after Transaction
                                                     Fund            Fund          Adjustments            (unaudited)
                                                     ----            ----          -----------            -----------

Net assets..................................       $16,999,573      $68,264,567                           $85,264,140

Total shares outstanding....................         2,923,011        6,515,651       (1,300,914)           8,137,748

Net asset value per share...................             $5.82           $10.48                                $10.48

Class C

                                                                                                         William Blair
                                                   Acquired     William Blair                         International Fund
                                                International   International                     Projected after Transaction
                                                     Fund            Fund          Adjustments            (unaudited)
                                                     ----            ----          -----------            -----------

Net assets..................................        $9,973,924      $34,245,422                           $44,219,346

Total shares outstanding....................         1,720,562        3,262,214         (770,664)           4,212,112

Net asset value per share...................             $5.80           $10.50                                $10.50

Class X

                                                                                                         William Blair
                                                   Acquired     William Blair                         International Fund
                                                International   International                     Projected after Transaction
                                                     Fund            Fund          Adjustments            (unaudited)
                                                     ----            ----          -----------            -----------

Net assets..................................        $4,240,347      $20,508,321                           $24,748,668

Total shares outstanding....................           728,832        1,957,322         (324,219)           2,361,935

Net asset value per share...................             $5.82           $10.48                                $10.48

VOTING INFORMATION

Required Vote

     Shareholders  of record of the  Acquired  International  Fund on the Record
Date will be entitled to vote at the  Meeting.  On the Record  Date,  there were
6,124,159.739 shares of the Acquired International Fund issued and outstanding.

     The  presence  in person or by proxy of the  holders of a  majority  of the outstanding  shares of the Acquired  International  Fund entitled to be voted at the Meeting is required to  constitute  a quorum of the  Acquired  International
Fund at the Meeting.  Shares beneficially held by shareholders present in person or  represented  by proxy at the  Meeting  will be  counted  for the  purpose of calculating  the votes cast on the issues  before  the  Meeting.  If a quorum is present,  the affirmative  vote of the holders of a majority of the total number of shares of capital stock of the Acquired  International  Fund  outstanding and entitled  to vote  thereon is  necessary  to approve  the Plan for the  Acquired
International  Fund. Each shareholder will be entitled to one vote for each full share,  and a  fractional  vote  for  each  fractional  share  of  the  Acquired
International Fund held at the close of business on the Record Date.

     Shares held by  shareholders  present in person or  represented by proxy at the Meeting will be counted both for the purposes of determining the presence of a quorum and for calculating the votes cast on the issues before the Meeting. An abstention by a shareholder,  either by proxy or by vote in person at a Meeting, has the same effect as a negative  vote.  Under  existing NYSE rules,  it is not expected  that brokers will be permitted  to vote  Acquired  International  Fund shares  in their  discretion.  In  addition,  there is only one  proposal  being presented for a shareholder  vote. As a result,  the Funds do not anticipate any broker non-votes.  The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

     .........In  the event that  sufficient  votes to approve  the Plan are not received,  the persons named as proxies may propose one or more  adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the  affirmative  vote of a majority of those shares  represented at the
Meeting in person or by proxy.  The  persons  named as  proxies  will vote those proxies  that they are entitled to vote FOR or AGAINST any such  adjournment  in their discretion.

     .........The  Company is not required to hold and will not ordinarily  hold annual shareholders'  meetings. The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment
Company Act or the Company's governing documents.

     .........Pursuant to rules adopted by the SEC, a shareholder may include in proxy  statements  relating to annual and other meetings of the  shareholders of the Company certain proposals for shareholder  action which he or she intends to introduce at such special  meetings;  provided,  among other  things,  that such proposal is received by the Company a reasonable  time before a solicitation  of proxies is made for such  meeting.  Timely  submission  of a  proposal  does not necessarily mean that the proposal will be included.

     The Board of  Directors  intends to bring before the Meeting the matter set forth in the  foregoing  Notice.  The Board of Directors do not expect any other business to be brought before the Meeting.  If,  however,  any other matters are properly  presented to the Meeting for action,  it is intended  that the persons named in the  enclosed  proxy will vote in  accordance  with their  judgment.  A shareholder  executing  and returning a proxy may revoke it at any time prior to its  exercise  by written  notice of such  revocation  to the  Secretary  of the
Company,  by  execution  of a  subsequent  proxy,  or by voting in person at the
Meeting.

How to vote

         You can vote your shares in any one of four ways:
o        By mail, with the enclosed proxy card.
o        In person at the Meeting.
o        By phone
o        Over the Internet

     If you simply sign and date the proxy but give no voting instructions, your shares  will be voted in favor of the Plan and in  accordance  with the views of management  upon  any  unexpected  matters  that  come  before  the  Meeting  or adjournment of the Meeting.

Solicitation of voting instructions

     Voting   instructions  will  be  solicited   principally  by  mailing  this
Prospectus/Proxy  Statement and its  enclosures,  but  instructions  also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Company.  In addition,  the Company
has  engaged  Georgeson  Shareholder  Communications,   Inc.  ("Georgeson"),   a
professional  proxy solicitation firm, to assist in the solicitation of proxies.
As  the  Meeting  date  approaches,   you  may  receive  a  phone  call  from  a
representative  of  Georgeson  if the  Company has not yet  received  your vote.
Georgeson  may ask you for  authority,  by  telephone,  to permit  Georgeson  to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

     The Acquired  International  Fund and the William Blair  International Fund
are separate series of the Company,  which is an open-end management  investment company  registered with the SEC under the Investment Company Act. Each Fund is, in effect, a separate mutual fund.  Detailed  information  about the Company and each Fund is contained in the Prospectus  for the Funds,  which is attached with and considered a part of this Prospectus/Proxy Statement. Additional information about the  Company  and each Fund is  included  in the  Company's  Statement  of
Additional  Information,  dated March 1, 2004, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement.

     A copy of the Company's  Annual Report to Shareholders  for the fiscal year ended  October  31,  2003 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's  Annual Report to  Shareholders  by calling
1-800-752-6342  or by writing to the Company at One  Corporate  Drive,  P.O. Box
883, Shelton, CT 06484.

     The Company,  on behalf of the Funds,  files proxy  materials,  reports and other information with the SEC in accordance with the informational requirements of the  Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials can be inspected and copied at: the SEC's Public Reference Room at 450
Fifth Street NW,  Washington,  DC 20549,  and at the Regional Offices of the SEC
located in New York City at 233  Broadway,  New York, NY 10279 and in Chicago at
175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604.  Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC
20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

     The table below sets forth,  as of the Record Date, each  shareholder  that owns of record more than 5% of any class of the International Equity Fund.

          Fund and Share Class                  Beneficial Owner Name*                     Address                 Percent
                                                                                                                  Ownership
     ASAF International Equity Fund       AS College Savings                   Attn: Portfolio Support              9.34%
                Class A                   75% Equity                           100 Heritage Reserve
                                                                               Menomonee Fls, WI 53051-4400
     ASAF International Equity Fund       AS College Savings                   Attn: Portfolio Support              7.61%
                Class A                   100% Equity                          100 Heritage Reserve
                                                                               Menomonee Fls, WI 53051-4400
     ASAF International Equity Fund       AS College Savings                   Attn: Portfolio Support              6.75%
                Class A                   85% Equity                           100 Heritage Reserve
                                                                               Menomonee Fls, WI 53051-4400
     ASAF International Equity Fund       AS College Savings                   Attn: Portfolio Support              5.63%
                Class A                   55% Equity                           100 Heritage Reserve
                                                                               Menomonee Fls, WI 53051-4400

     *As defined by the Commission, a security is beneficially owned by a person if that person has or shares  voting power or  investment  power with respect to the security.

     As of the Record  Date,  the officers  and  Directors of the Company,  as a group,  beneficially  owned  less than 1% of the  outstanding  voting  shares of either of the Funds.

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit
-------

     A Form of Plan of Reorganization by American Skandia Advisor Funds, Inc. on
behalf  of the  ASAF  International  Equity  Fund  and the  ASAF  William  Blair
International Growth Fund

     B Prospectus  for the ASAF  International  Equity Fund and the ASAF William
Blair  International  Growth Fund of American Skandia Advisor Funds,  Inc. dated
March 1, 2004 (enclosed)

     C ASAF Annual Report to Shareholders for fiscal year ended October 31, 2003
(enclosed)

A-1

                                                                                                      EXHIBIT A

                                                                                              PLAN OF REORGANIZATION

     THIS PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this 19th day of
November,  2003, by American  Skandia  Advisor Funds,  Inc. (the  "Company"),  a
corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton,  Connecticut 06484, on behalf of the ASAF William Blair  International  Growth Fund (the "Acquiring Fund") and
the ASAF  International  Equity Fund (the "Acquired  Fund"),  both series of the
Company.  Together,  the Acquiring Fund and Acquired Fund are referred to as the
"Funds."

     The reorganization  (hereinafter referred to as the "Reorganization")  will consist of (i) the  acquisition by the Acquiring Fund, of  substantially  all of the property, assets and goodwill of the Acquired Fund and the assumption by the
Acquiring Fund of all of the liabilities of the Acquired Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring
Fund  Shares  to the  shareholders  of the  Acquired  Fund  according  to  their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution  of the Acquired Fund as soon as  practicable  after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

     In order to consummate  the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.
         --------------------------------------------------------------------------

     (a) Subject to the terms and conditions of this Plan, the Company on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing  assets,  free and clear of all liens, encumbrances,  and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated  amount necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and accountants,  and expenses  of its  liquidation  and  dissolution  contemplated  hereunder).  (ii)
discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior  to,  and  through,  the  Closing  Date;  and  (iii)  pay such  contingent liabilities as the Board of Directors shall reasonably deem to exist against the
Acquired  Fund,  if any, at the Closing  Date,  for which  contingent  and other appropriate  liabilities  reserves shall be  established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Plan, the Company on behalf of the  Acquiring  Fund shall at the Closing  deliver to the  Acquired  Fund the number of Acquiring Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired Fund ("Acquired Fund Shares") on the Closing
Date by the net  asset  value  per  share  of the  Acquiring  Fund  Shares,  and multiplying the result thereof by the number of outstanding Acquired Fund Shares as of the close of regular  trading on the New York Stock  Exchange (the "NYSE")
on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately  following the Closing,  the Acquired Fund shall distribute pro rata to its  shareholders  of  record  as of the  close of  business  on the
Closing Date, the Acquiring  Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate and dissolve.  Such  liquidation and distribution shall be accomplished by the establishment of accounts on the share records  of the  Company  relating  to the  Acquiring  Fund and  noting  in such accounts the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective  holdings of the Acquired Fund as of the close of business on the Closing Date.  Fractional  Acquiring Fund Shares
shall be carried to the third decimal place.  The Acquiring Fund shall not issue certificates  representing  the Acquiring  Fund shares in  connection  with such exchange.

2.       Valuation.
         ----------

     (a) The value of the Acquired  Fund's Net Assets to be  transferred  to the
Acquiring Fund hereunder shall be computed as of the close of regular trading on the  NYSE on the  Closing  Date  (the  "Valuation  Time")  using  the  valuation procedures set forth in Company's currently effective prospectus.

     (b) The  net  asset  value  of a  share  of the  Acquiring  Fund  shall  be determined  to the  third  decimal  point as of the  Valuation  Time  using  the valuation procedures set forth in the Company's currently effective prospectus.

     (c) The net asset value of a share of the Acquired Fund shall be determined to the  third  decimal  point  as of the  Valuation  Time  using  the  valuation procedures set forth in the Company's currently effective prospectus.

3.       Closing and Closing Date.
         -------------------------

     The consummation of the transactions  contemplated  hereby shall take place at the Closing (the  "Closing").  The date of the Closing (the  "Closing  Date")
shall be May 7,  2004,  or such  earlier  or  later  date as  determined  by the
Company's officers.  The Closing shall take place at the principal office of the
Company at 5:00 P.M.  Eastern time on the Closing Date. The Company on behalf of the  Acquired  Fund shall have  provided  for  delivery as of the Closing of the
Acquired  Fund's Net Assets to be  transferred  to the account of the  Acquiring
Fund at the Acquiring  Fund's  Custodian,  the JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also,  the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders of record of the  Acquired  Fund  Shares and the  number of full and  fractional shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer agent or by its President or  Vice-President  to the best of its or his or her knowledge and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the Acquiring Fund Shares to be credited to the Acquired  Fund's account on the Closing Date to the Secretary of the Company, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the
Acquiring  Fund in such  manner as the  Company on behalf of  Acquired  Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.
         -----------------------------------------------------------------------------

     The Company makes the following  representations  and warranties  about the
Acquired Fund:  (a) The Acquired Fund is a series of the Company,  a corporation organized  under the laws of the State of Maryland  and validly  existing and in good  standing  under  the  laws  of  that  jurisdiction.  The  Company  is duly registered  under the  Investment  Company  Act of 1940,  as amended  (the "1940
Act"),  as an open-end,  management  investment  company and all of the Acquired
Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

     (b) The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited number of shares of beneficial  interest's  Acquired Fund shares,  par
value   $0.001   each,   each   outstanding   share  of  which  is  fully  paid,
non-assessable, freely transferable and has full voting rights.

     (c) The financial  statements  appearing in the Company's  Annual Report to
Shareholders   for  the  fiscal  year  ended   October  31,  2003,   audited  by
PricewaterhouseCoopers  LLP,  fairly  present  the  financial  position  of  the
Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The  Company  has the  necessary  power and  authority  to conduct  the
Acquired Fund's business as such business is now being conducted.

     (e) The  Company  on  behalf  of the  Acquired  Fund  is not a party  to or obligated under any provision of the Company's  Amended and Restated  Charter or
By-laws,  or any  contract or any other  commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its  execution  of or performance under this Plan.

     (f)  The   Acquired   Fund  does  not  have  any   unamortized   or  unpaid
organizational fees or expenses.

     (g) The Acquired  Fund has elected to be treated as a regulated  investment company (a "RIC") for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986,  as amended (the "Code") and the Acquired
Fund has qualified as a RIC for each taxable year since its inception,  and will
qualify  as  of  the  Closing  Date.  The   consummation  of  the   transactions
contemplated  by this Plan will not cause the  Acquired  Fund to fail to satisfy the requirements of subchapter M of the Code.

     (h) The  Acquired  Fund,  or its  agents,  (i) holds a valid  Form  W-8BEN,
Certificate of Foreign Status of Beneficial Owner for United States  Withholding
(or other  appropriate  series of Form  W-8,  as the case may be),  or Form W-9,
Request for Taxpayer Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated  with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii)
has otherwise timely instituted the appropriate  backup  withholding  procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.
         ------------------------------------------------------------------------------

         The Company makes the following representations and warranties about the Acquiring Fund:

     (a) The Acquiring Fund is a series of the Company, a corporation  organized under  the laws of the  State  of  Maryland  and  validly  existing  and in good standing  under the laws of that  jurisdiction.  The Company is duly  registered under the 1940 Act as an open-end,  management investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

     (b) The Company on behalf of the  Acquiring  Fund is authorized to issue an unlimited number of shares of beneficial  interest's  Acquiring Fund shares, par
value  $0.001   each,   each   outstanding   share  of  which  is  freely  paid,
non-assessable, fully transferable and has full voting rights.

     (c) At the Closing,  Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are  presently  eligible for offering to the public, and there are a sufficient  number of Acquiring Fund Shares registered under the
1933 Act to permit the transfers contemplated by this Plan to be consummated.

     (d) The financial  statements  appearing in the Company's  Annual Report to
Shareholders   for  the  fiscal  year  ended   October  31,  2003,   audited  by
PricewaterhouseCoopers  LLP,  fairly  present  the  financial  position  of  the
Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The  Company  has the  necessary  power and  authority  to conduct  the
Acquiring Fund's business as such business is now being conducted.

     (f) The  Company  on  behalf  of the  Acquiring  Fund is not a party  to or obligated under any provision of the Company's  Amended and Restated  Charter or
By-laws,  or any  contract or any other  commitment  or  obligation,  and is not subject to any order or decree,  that would be violated by its  execution  of or performance under this Plan.

     (g) The  Acquiring  Fund has to be treated as a RIC for federal  income tax purposes  under Part I of Subchapter M of the Internal  Revenue Code of 1986, as
amended  (the  "Code") and the  Acquiring  Fund has  qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated by this Plan will not cause the
Acquiring Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.
         ---------------------------------------------------------------------

         The Company makes the following representations and warranties about the Funds:

     (a) The  statement of assets and  liabilities  to be created by the Company for each of the Funds as of the  Valuation  Time for the purpose of  determining the number of Acquiring  Fund Shares to be issued  pursuant to Section 1 of this
Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding  shares, as of such date, in conformity with generally accepted  accounting  principles applied on a consistent basis.

     (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above,  free and clear of all liens or  encumbrances of any nature whatsoever,  except such imperfections of title or encumbrances as do not materially  detract  from the value or use of the  assets  subject  thereto,  or materially affect title thereto.

     (c)  Except  as  may  be  disclosed  in  the  Company's  current  effective
prospectus,   there  is  no  material  suit,   judicial  action,   or  legal  or
administrative proceeding pending or threatened against either of the Funds.

     (d)  There are no known  actual or  proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

     (e) The execution,  delivery,  and  performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors, and this
Plan constitutes a valid and binding  obligation  enforceable in accordance with its terms.

     (f) The Company  anticipates that  consummation of this Plan will not cause either of the Funds to fail to conform to the  requirements  of  Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

     (g) The  Company  has the  necessary  power and  authority  to conduct  the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.
         -------------------------------------------------

     (a) The  Company  intends to operate  each  Fund's  respective  business as presently conducted between the date hereof and the Closing.

     (b) The  Company  intends  that the  Acquired  Fund  will not  acquire  the
Acquiring Fund Shares for the purpose of making distributions  thereof to anyone other than the Acquired Fund's shareholders.

     (c) The Company on behalf of the  Acquired  Fund  intends,  if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

     (d) The Company  intends that, by the Closing,  each of the Fund's  Federal and other tax returns and reports  required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate  liability  reserves  shall have been provided for the payment of such taxes.

     (e) At the Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the  shareholder  ledger  accounts,  certified  by the
Company's transfer agent or its President or a Vice-President to the best of its or his or her  knowledge  and  belief,  for all the  shareholders  of  record of
Acquired Fund Shares as of the Valuation Time who are to become  shareholders of the Acquiring  Fund as a result of the transfer of assets that is the subject of this Plan.

     (f) The  Company  intends  to mail to each  shareholder  of  record  of the
Acquired  Fund  entitled  to vote at the  meeting of its  shareholders  at which action on this  Plan is to be  considered,  in  sufficient  time to comply  with requirements  as to notice  thereof,  a Combined Proxy  Statement and Prospectus that complies in all material respects with the applicable provisions of Section
14(a) of the Securities  Exchange Act of 1934, as amended,  and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The  Company  intends  to file with the U.S.  Securities  and  Exchange
Commission a registration  statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder  ("Registration  Statements"),  and will use its best efforts to provide  that the  Registration  Statement  becomes effective as promptly as  practicable.  At the time the  Registration  Statement becomes  effective,  it will:  (i)  comply  in all  material  respects  with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder;  and (ii) not contain any untrue  statement of material fact or omit to state a material fact required to be stated  therein or necessary to make the statements  therein  not  misleading.  At the  time the  Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the  Acquired
Fund,  and at the Closing  Date,  the  prospectus  and  statement of  additional information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact  necessary to make the statements  therein, in the light of the circumstances under which they were made, not misleading.

     8. Conditions  Precedent to be Fulfilled by Company on behalf of the Funds.
-----------------------------------------------------------------------

     The  consummation  of the Plan with respect to the  Acquiring  Fund and the
Acquired Fund shall be subject to the following conditions:

     (a) That:  (i) all the  representations  and  warranties  contained  herein concerning  the Funds shall be true and correct as of the Closing  with the same effect  as  though  made  as of  and  at  such  date;  (ii)  performance  of all obligations  required by this Plan to be  performed  by the Company on behalf of the Funds shall occur prior to the Closing;  and (iii) the Company shall execute a certificate  signed by the President or a Vice  President and by the Secretary
or equivalent officer to the foregoing effect.

     (b) That the form of this Plan shall have been  adopted and approved by the appropriate  action of the Board of  Directors  of the  Company on behalf of the
Funds.

     (c) That the U.S.  Securities and Exchange Commission shall not have issued an  unfavorable  management  report  under  Section  25(b)  of the  1940  Act or
instituted  or  threatened  to  institute  any  proceeding   seeking  to  enjoin
consummation of the Plan under Section 25(c) of the 1940 Act. And,  further,  no other legal,  administrative  or other  proceeding shall have been instituted or threatened  that would  materially  affect the financial  condition of a Fund or would prohibit the transactions contemplated hereby.

     (d) That the Plan contemplated  hereby shall have been adopted and approved by the appropriate  action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That a distribution or distributions  shall have been declared for each
Fund, prior to the Closing Date that, together with all previous  distributions, shall have the effect of  distributing  to  shareholders of each Fund (i) all of its  ordinary  income and all of its capital  gain net income,  if any,  for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period.
Capital gain net income has the meaning assigned to such term by Section 1222(9)
of the Code.

     (f) That there shall be  delivered to the Company on behalf of the Funds an opinion in form and substance  satisfactory  to it from Messrs.  Stradley  Ronon
Stevens & Young, LLP, counsel to the Company, to the effect that, subject in
all  respects  to  the  effects  of  bankruptcy,   insolvency,   reorganization,
moratorium,  fraudulent  conveyance,  and other laws now or hereafter  affecting generally the enforcement of creditors' rights:

     (1) Acquiring  Fund Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and,  when issued and  delivered as provided in this
Plan, will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

     (2) All  actions  required  to be  taken  by the  Company  and/or  Funds to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

     (3) Neither the  execution,  delivery nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or
By-laws,  or the provisions of any agreement or other  instrument  known to such counsel  to which the  Company  is a party or by which  the Funds are  otherwise bound; this Plan is the legal,  valid and binding  obligation of the Company and each Fund and is enforceable  against the Company and/or each Fund in accordance with its terms; and

     (4) The Company's  registration  statement,  of which the prospectus  dated
March 1, 2004  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the  effectiveness of such registration statement has been issued, and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and
Exchange  Commission  under  the 1933 Act,  and  nothing  has come to  counsel's attention  that causes it to believe  that,  at the time the  Prospectus  became effective,  or at the time of the signing of this Plan, or at the Closing,  such
Prospectus  (except  for  the  financial  statements  and  other  financial  and statistical  data  included  therein,  as to which  counsel  need not express an opinion),  contained any untrue statement of a material fact or omitted to state a  material  fact  required  to be  stated  therein  or  necessary  to make  the statements  therein  not  misleading;  and  such  counsel  knows  of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

     In giving  the  opinions  set forth  above,  counsel  may state  that it is relying on certificates of the officers of the Company with regard to matters of
fact,  and  certain   certifications  and  written  statements  of  governmental officials with respect to the good standing of the Company.

     (g) That the Company's Registration Statement with respect to the Acquiring
Fund Shares to be delivered to the Acquired  Fund's  shareholders  in accordance with this Plan shall have become  effective,  and no stop order  suspending  the effectiveness  of the  Registration  Statement or any  amendment  or  supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at  Closing,  and no  proceedings  for the  issuance  of such an order  shall be pending or threatened on that date.

     (h) That the  Acquiring  Fund  Shares to be  delivered  hereunder  shall be eligible for sale by the  Acquiring  Fund with each state  commission  or agency with which such  eligibility  is required in order to permit the Acquiring  Fund
Shares lawfully to be delivered to each shareholder of the Acquired Fund.

     (i) That, at the Closing,  there shall be transferred to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the  total net  assets  and 70% of the fair  market  value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

     9. Expenses. ---------

     (a) The  Company  represents  and  warrants  that  there  are no  broker or finders' fees payable by it in  connection  with the  transactions  provided for herein.

     (b) The expenses of entering  into and carrying out the  provisions of this
Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.      Termination; Postponement; Waiver; Order.
         -----------------------------------------

     (a) Anything contained in this Plan to the contrary  notwithstanding,  this
Plan may be  terminated  and  abandoned  at any time  (whether  before  or after approval  thereof by the  shareholders of an Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by resolution of the Board of Directors,  if circumstances develop that, in the opinion of the
Board, make proceeding with the Plan inadvisable.

     (b) If the transactions contemplated by this Plan have not been consummated by June 30, 2004, the Plan shall automatically  terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

     (c) In the event of  termination  of this Plan  pursuant to the  provisions hereof,  the same shall  become void and have no further  effect with respect to the Acquiring Fund or Acquired Fund, and neither the Company, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

     (d) At any time prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled  to the benefit  thereof by action taken by the  Company's  Board of  Directors  if, in the judgment of such
Board of  Directors,  such  action or waiver  will not have a  material  adverse affect on the benefits intended under this Plan to its  shareholders,  on behalf of whom such action is taken.

     (e) The respective  representations and warranties  contained in Sections 4 to 6 hereof shall expire with and be terminated  by the Plan of  Reorganization, and  neither  the  Company  nor  any  of  its  officers,  directors,  agents  or shareholders  nor the  Funds  nor  any of  their  shareholders  shall  have  any liability with respect to such  representations or warranties after the Closing.
This provision shall not protect any officer,  director, agent or shareholder of any of the Funds or the Company  against any  liability  to the entity for which that officer,  director, agent or shareholder so acts or to any of the Company's shareholders  to  which  that  officer,  director,  agent or  shareholder  would otherwise  be  subject  by reason  of  willful  misfeasance,  bad  faith,  gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S.  Securities and Exchange  Commission with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions  that are determined by action of the Board of Directors of the  Company  on  behalf  of the  Funds  to be  acceptable,  such  terms  and conditions  shall be binding as if a part of this Plan  without  further vote or approval  of the  shareholders  of the  Acquired  Fund,  unless  such  terms and conditions  shall  result in a change in the method of  computing  the number of
Acquiring  Fund Shares to be issued to the Acquired Fund in which event,  unless such terms and  conditions  shall have been  included in the proxy  solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated  by this Plan shall have been approved, this Plan shall not be  consummated  and shall  terminate  unless the Company on
behalf  of  the  Acquired  Fund  shall  promptly  call  a  special   meeting  of
shareholders  at  which  such  conditions  so  imposed  shall be  submitted  for approval.

11.      Entire Plan and Amendments.
         ---------------------------

     This Plan  embodies  the entire  plan of the Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein  provided for. This Plan may be amended only by the Company on behalf of a Fund in writing.  Neither this
Plan nor any interest  herein may be assigned  without the prior written consent of the  Company  on  behalf of the Fund  corresponding  to the Fund  making  the assignment.

12.      Notices.
         --------

     Any notice,  report,  or demand  required or permitted by any  provision of this  Plan  shall be in  writing  and  shall be  deemed  to have  been  given if delivered or mailed,  first class postage  prepaid,  addressed to the Company at
One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention: Secretary.

     13.  Governing  Law.  --------------  This Plan  shall be  governed  by and carried out in accordance with the laws of the State of Maryland.

     IN WITNESS WHEREOF,  American  Skandia Advisor Funds,  Inc., on behalf ASAF
International  Equity Fund and the ASAF William Blair International Growth Fund,
has executed this Plan by its duly  authorized  officer,  all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF International Equity Fund and the ASAF William Blair International Growth Fund

Attest:                                            By:

-----------------------------                      -------------------------------------------

                                                   Title:

                                                   -------------------------------------------

                                    EXHIBIT B

                         Prospectus dated March 1, 2004

     The Prospectus for the ASAF International  Equity Fund and the ASAF William
Blair  International  Growth Fund of American Skandia Advisor Funds,  Inc. dated
March 1, 2004, is part of this  Prospectus/Proxy  Statement and will be included in the proxy solicitation mailing to shareholders.

                                    EXHIBIT C

                      Annual report dated October 31, 2003

     American  Skandia Advisor Funds,  Inc.'s Annual Report to Shareholders  for
the fiscal  year ended on October  31,  2003,  is part of this  Prospectus/Proxy
Statement   and  will  be  included  in  the  proxy   solicitation   mailing  to
shareholders.

American Skandia
A Prudential Financial Company
One Corporate Drive
P.O. Box 883
Shelton, CT 06484

PRIORITY MAIL
U.S. POSTAGE
PAID
PROXY
TABULATOR

PRIORITY MAIL

LABEL BELOW FOR MIS USE ONLY!
PO#M8937 & PO#8937-2
PRUDENTIAL (AMERICAN SKANDIA) #467
ASAF T ROWE PRICE TAX MANAGED FUND &
ASAF INTERNATIONAL EQUITY FUND
ORIGINAL 1UP OVERSIZE 3/18/04 TD
DANI (ASAF TAX MANAGED & INTERANTIONAL EQUITY PRUDENTIAL DM)
REVIEW #1 3/18/04 TD
REVISION #1 3-25-04 KD
REVIEW #2 3-26-04 KD

MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____

OK TO PRINT AS IS* ____________ *By signing this form you are authorizing MIS to print this form in its current state.

____
SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

3 EASY WAYS TO VOTE YOUR PROXY

1. Automated Touch Tone Voting: **Call toll-free 1-800-690-6903** and follow the recorded instructions.
2. On the Internet: **Go to www.proxyweb.com** and follow the on-line directions.
3. Mail: Sign, Date and Return this proxy card using the enclosed postage paid envelope.

If you vote by Touch Tone Telephone or the Internet, do not mail this card.

999 999 999 999 99 ←

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN SKANDIA ADVISOR FUNDS, INC. (THE "COMPANY") FOR USE AT THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AT 100 MULBERRY STREET, GATEWAY CENTER THREE, 14th FLOOR, NEWARK, NEW JERSEY 07102 ON MAY 3, 2004 AT 11:00 A.M. EASTERN STANDARD TIME.

The undersigned hereby appoints Richard H. Kirk, Marguerite E. H. Morrison, and Grace C. Torres and each of them with full power of substitution, as proxies of the undersigned to vote at the above stated Special Meeting, and all adjournments thereof, all shares of capital stock of the Fund named above held of record by the undersigned on the record date for the Meeting, upon the matter set forth on the reverse side of this card, and upon any other matter which may properly come before the Meeting, in their discretion.

Every properly signed proxy will be voted in the manner specified hereon and, in the absence of specification, will be voted FOR the proposal.

Date ____________________

Signature ***(Please sign in box)***

Sign here exactly as name(s) appear on left. Joint owners should each sign personally. If only one signs, his or her signature will be binding. If the shareholder is a trust, custodial account or other entity, the name of the trust or custodial account should be entered and the trustee, custodian, etc. should sign in his or her own name, indicating that he or she is a "Trustee," "Custodian," or other applicable designation. If the shareholder is a partnership, the partnership should be entered and the partner should sign in his or her own name, indicating that he or she is a "Partner."

AS Merger 2 - DM

LABEL BELOW FOR MIS USE ONLY!
PO#M8937-2
PRUDENTIAL (AMERICAN SKANDIA) #467
ASAF INTERNATIONAL EQUITY FUND
ORIGINAL 1UP OVERSIZE 3/18/04 TD
DANI (ASAF TAX MANAGED & INTERNATIONAL EQUITY PRUDENTIAL DM)
REVIEW #1 3/18/04 TD
REVIEW #2 3-26-04 KD

MIS EDITS: # OF CHANGES ___/___ PRF 1 ___ PRF 2 ____

OK TO PRINT AS IS* ____________ *By signing this form you are authorizing MIS to print this form in its current state.

____
SIGNATURE OF PERSON AUTHORIZING PRINTING DATE

Please fill in one of the boxes as shown using black or blue ink or number 2 pencil. ☒
PLEASE DO NOT USE FINE POINT PENS.

	FOR	AGAINST	ABSTAIN
1. TO APPROVE A PLAN OF REORGANIZATION OF THE COMPANY ON BEHALF OF THE ASAF INTERNATIONAL EQUITY FUND AND THE ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND OF THE COMPANY, THAT PROVIDES FOR THE ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF THE ASAF INTERNATIONAL EQUITY FUND IN EXCHANGE FOR SHARES OF ASAF WILLIAM BLAIR INTERNATIONAL GROWTH FUND, THE DISTRIBUTION OF SUCH SHARES TO THE SHAREHOLDERS OF THE ASAF INTERNATIONAL EQUITY FUND, AND THE LIQUIDATION AND DISSOLUTION OF ASAF INTERNATIONAL EQUITY FUND.	☐	☐	☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Int'l Equity - DM

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                              Dated March 26, 2004

                          Acquisition of the Assets of
                       the ASAF International Equity Fund,
                a series of American Skandia Advisor Funds, Inc.

                      By and in exchange for shares of the
                the ASAF William Blair International Growth Fund,
              also a series of American Skandia Advisor Funds, Inc.

     This Statement of Additional  Information (SAI) relates specifically to the proposed delivery of substantially  all of the assets of the ASAF  International
Equity Fund for shares of the ASAF William Blair International Growth Fund.

         This SAI consists of this Cover Page and the following documents. Each of these documents is enclosed with and is legally considered to be a part of this SAI:

     1.  American   Skandia  Advisor  Funds,   Inc.'s  Statement  of  Additional
Information dated March 1, 2004.

     2. Pro Forma Financial Statements

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the   Prospectus/Proxy   Statement  dated  March  26,  2004,   relating  to  the
above-referenced  transaction.  You can  request a copy of the  Prospectus/Proxy
Statement  by  calling  1-800-752-6342  or by writing  to the  American  Skandia
Advisor Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                                                                                                                                                                                             Doc. #753370v.1
                               Attachments to SAI

     The  American   Skandia  Advisor  Funds,   Inc.   Statement  of  Additional
Information dated March 1, 2004, is part of this SAI and will be provided to all shareholders  requesting  this SAI.  For  purposes  of this  EDGAR  filing,  the above-referenced  SAI is  incorporated  herein by  reference  to the  electronic filings  of the  Company's  SAI made on March 1,  2004 in Form N-1A  under  Rule
485(b).

                                                                           Proforma Portfolio of Investments
                                                        For the merger of ASAF International Equity in to ASAF William Blair International Growth
                                                                           October 31, 2003.

               ASAF William                                          ASAF Strong                                                                                                                              Proforma combined
             Blair Intl.Growth                                      Intl. Equity                          FOREIGN STOCK                                                                                         Portfolio of investments
       Shares              Value ($)             %            Shares           Value ($)           %                                                                                                    Shares               Value ($)             %
                                                                                                          Australia
                                                                    75,200          625,368                                 BHP Billiton Ltd.                                                                   75,200                625,368
                                                                    26,880          103,376                                 BHP Steel Ltd.                                                                      26,880                103,376
              91,200              2,254,568                                                                                 Macquarie Bank Ltd.                                                                 91,200              2,254,568
             246,600             1,462,816                                                  ------------                    Toll Holdings Ltd.                                                                 246,600             1,462,816
                                  3,717,384         2.4                             728,744           1.6                                                                                                                           4,446,128        2.2

                                                                                                          Austria
              21,500             2,377,225          1.5                                     ------------                    Erste Bank der Oesterreichischen Sparkassen AG                                      21,500             2,377,225         1.2

                                                                                                          Belgium
                              ------------                          26,400           470,798          1.0                   Fortis                                                                              26,400               470,798         0.2

                                                                                                          Bermuda
                              ------------                          32,500           238,875          0.5                   Jardine Matheson Holdings Ltd.                                                      32,500               238,875         0.1

                                                                                                          Brazil
                                                                    12,500            571,875                               Companhia Vale do Rio Doce [ADR]                                                    12,500                571,875
           6,830,000              1,459,580                                                                                 Companhia de Bebidas das Americas                                                6,830,000              1,459,580
             110,420             2,402,739                                                  ------------                    Petroleo Brasileiro SA [ADR]                                                       110,420             2,402,739
                                  3,862,319         2.5                               571,875         1.2                                                                                                                           4,434,194        2.2

                                                                                                          Canada
                                                                     9,500            471,886                               Bank of Nova Scotia                                                                  9,500                471,886
                                                                    26,532            911,280                               EnCana Corp.                                                                        26,532                911,280
             100,300              3,043,913                                                                                 Manulife Financial Corp                                                            100,300              3,043,913
              66,700              2,688,667                                                                                 Petro-Canada                                                                        66,700              2,688,667
              19,300                759,530                                                                                 Precision Drilling Corp*                                                            19,300                759,530
              28,100              1,241,650                                                                                 Research in Motion Ltd.*                                                            28,100              1,241,650
              48,000             1,054,293                                                  ------------                    Shoppers Drug Mart Corp.*                                                           48,000             1,054,293
                                  8,788,053         5.7                             1,383,166         2.9                                                                                                                          10,171,219        5.0

                                                                                                          Finland
                              ------------                          26,000           486,637          1.0                   UPM-Kymmene Oyj                                                                     26,000               486,637         0.2

                                                                                                          France
                                                                    13,000            511,271                               Accor SA                                                                            13,000                511,271
                                                                    41,800            517,039                               Altran Technologies SA*                                                             41,800                517,039
                                                                     8,800            465,990                               Aventis SA                                                                           8,800                465,990
                                                                     9,000            472,919                               BNP Paribas SA                                                                       9,000                472,919
              35,500              1,506,353                                                                                 Dassault Systemes SA                                                                35,500              1,506,353
              57,300              3,192,104                                                                                 Dior (Christian) SA                                                                 57,300              3,192,104
                                                                    13,000            625,373                               Essilor International SA                                                            13,000                625,373
                                                                     7,000          1,056,279                               Groupe Danone SA                                                                     7,000              1,056,279
              16,900                900,807                                                                                 Klepierre                                                                           16,900                900,807
                                                                    13,000            961,183                               L'Oreal SA                                                                          13,000                961,183
                                                                     2,600             81,610                               Remy Cointreau SA                                                                    2,600                 81,610
                              ------------                           6,700         1,041,386                                Total SA                                                                             6,700             1,041,386
                                  5,599,264         3.6                             5,733,050        12.2                                                                                                                          11,332,314        5.6

                                                                                                          Germany
                                                                     4,600            426,208                               Adidas-Salomon AG                                                                    4,600                426,208
              24,000              1,512,503                                                                                 Altana AG                                                                           24,000              1,512,503
              71,500              2,863,524                                                                                 Bayerische Motoren Werke AG                                                         71,500              2,863,524
                                                                    12,700            473,783                               DaimlerChrysler AG                                                                  12,700                473,783
                                                                     7,300            481,524                               Deutsche Bank AG                                                                     7,300                481,524
              35,935              1,997,712                                                                                 Deutsche Boerse AG                                                                  35,935              1,997,712
                                                                     9,600            485,251                               E.ON AG                                                                              9,600                485,251
                                                                     9,000            399,888                               Medion AG                                                                            9,000                399,888
               9,100              1,327,460                          3,500            510,562                               Puma AG Rudolf Dassler Sport                                                        12,600              1,838,022
              27,000              3,928,260                                                                                 SAP AG                                                                              27,000              3,928,260
                                                                    10,000            466,990                               Schering AG                                                                         10,000                466,990
                              ------------                           9,700           654,041                                Siemens AG                                                                           9,700               654,041
                                 11,629,459         7.5                             3,898,247         8.3                                                                                                                          15,527,706        7.7

                                                                                                          Greece
              99,200             1,921,287          1.2                                     ------------                    Coca-Cola Hellenic Bottling Co. SA                                                  99,200             1,921,287         1.0
                                                                                                          Hong Kong
                                                                   100,000            775,849                               Hutchison Whampoa Ltd.                                                             100,000                775,849
             302,500                950,463                                                                                 Esprit Holdings Ltd.                                                               302,500                950,463
           1,158,000              1,804,321                                                                                 Huaneng Power International, Inc.                                                1,158,000              1,804,321
           1,086,000              1,824,989                                                                                 Li & Fung Ltd.                                                                   1,086,000              1,824,989
                                                                   112,000            683,622                               Swire Pacific Ltd. Cl-A                                                            112,000                683,622
             817,700             2,253,345                                                  ------------                    Techtronic Industries Co. Ltd.                                                     817,700             2,253,345
                                  6,833,118         4.4                             1,459,471         3.1                                                                                                                           8,292,589        4.1

                                                                                                          India
             108,500                757,370                                                                                 HDFC Bank Ltd.                                                                     108,500                757,370
              15,533             1,625,087                                                                                  Infosys Technologies Ltd.                                                           15,533             1,625,087
                                  2,382,457         1.5                                     ------------                                                                                                                            2,382,457        1.2

                                                                                                          Indonesia
           1,553,000               589,469          0.4                                     ------------                    PT Unilever Indonesia Tbk                                                        1,553,000               589,469         0.3

                                                                                                          Ireland

                                                                    55,200            680,222                               Bank Of Ireland                                                                     55,200                680,222
             107,392              1,289,668                                                                                 Anglo Irish Bank Corp. PLC                                                         107,392              1,289,668
              43,000             2,214,500                          10,700           551,050                                Ryanair Holdings PLC [ADR]*                                                         53,700             2,765,550
                                  3,504,168         2.3                             1,231,272         2.6                                                                                                                           4,735,440        2.4

                                                                                                          Israel
              28,690             1,632,174          1.1                                     ------------                    Teva Pharmaceutical Industries Ltd. [ADR]                                           28,690             1,632,174         0.8

                                                                                                          Italy
                                                                    59,950            952,018                               Eni SPA                                                                             59,950                952,018
              65,200              1,099,060                                                                                 Merloni Elettrodomestici SPA                                                        65,200              1,099,060
                                                                   189,547            494,697                               Telecom Italia SPA*                                                                189,547                494,697
                              ------------                         111,000           547,135                                UniCredito Italiano SPA                                                            111,000               547,135
                                  1,099,060         0.7                             1,993,850         4.2                                                                                                                           3,092,910        1.5

                                                                                                          Japan
              34,200              1,801,228                                                                                 Aksul Corp                                                                          34,200              1,801,228
              70,800              3,426,170                         21,000          1,016,236                               Canon, Inc.                                                                         91,800              4,442,406
                                                                     8,500            456,179                               Disco Corp.                                                                          8,500                456,179
                                                                       100            452,995                               East Japan Railway Co.                                                                 100                452,995
              55,500              3,337,017                                                                                 FANUC Ltd.                                                                          55,500              3,337,017
                                                                    49,000            358,803                               Hankyu Department Stores, Inc.                                                      49,000                358,803
                                                                   124,000            728,649                               Hitachi Ltd.                                                                       124,000                728,649
                                                                    40,600            439,478                               House Foods Corp.                                                                   40,600                439,478
              27,000              2,443,717                                                                                 Hoya Corp.                                                                          27,000              2,443,717
              17,200              3,783,108                                                                                 Keyence Corp.                                                                       17,200              3,783,108
                                                                   161,000            871,378                               Komatsu Ltd.                                                                       161,000                871,378
                                                                    14,500            553,964                               Lawson, Inc.                                                                        14,500                553,964
                                                                   166,000            456,015                               Mitsubishi Heavy Industries Ltd.                                                   166,000                456,015
              19,766              1,521,084                                                                                 NEC Electronics Corp.                                                               19,766              1,521,084
                                                                     5,600            432,474                               Nintendo Co. Ltd.                                                                    5,600                432,474
                                                                       130            580,616                               Nippon Telegraph and Telephone Corp.                                                   130                580,616
             290,600              3,256,644                                                                                 Nissan Motor Co. Ltd.                                                              290,600              3,256,644
              85,700              4,498,013                                                                                 Nitto Denko Corp.                                                                   85,700              4,498,013
             254,000              4,362,141                                                                                 Nomura Holdings, Inc.                                                              254,000              4,362,141
              22,200              1,302,497                                                                                 Oracle Corp.                                                                        22,200              1,302,497
              58,000              1,445,581                                                                                 Pioneer Corp.                                                                       58,000              1,445,581
             140,900              2,218,565                                                                                 Sharp Corp.                                                                        140,900              2,218,565
              28,300              3,405,731                                                                                 SMC Corp.                                                                           28,300              3,405,731
             600,000              3,351,071                                                                                 Sumitomo Trust & Banking Co. Ltd.                                                  600,000              3,351,071
                                                                    54,000            318,297                               The Daimaru, Inc.                                                                   54,000                318,297
                                                                   216,000            740,728                               Tokyo Gas Co. Ltd.                                                                 216,000                740,728
                              ------------                          25,500           726,020                                Toyota Motor Corp.                                                                  25,500               726,020
                                 40,152,567        25.9                             8,131,832        17.3                                                                                                                          48,284,399       23.9

                                                                                                          Korea
              39,400              1,438,175                                                                                 Kookmin Bank                                                                        39,400              1,438,175
                                                                    23,400            461,214                               KT Corp. [ADR]                                                                      23,400                461,214
               8,290              3,292,184                                                                                 Samsung Electronics Co. Ltd.                                                         8,290              3,292,184
                              ------------                           2,750           546,050                                Samsung Electronics Co. Ltd. [GDR]                                                   2,750               546,050
                                  4,730,359         3.1                             1,007,264         2.1                                                                                                                           5,737,623        2.9

                                                                                                          Mexico
                                                                    14,050            334,390                               America Movil Cl-L [ADR]                                                            14,050                334,390
             918,900              1,092,249                                                                                 America Movil SA de CV                                                             918,900              1,092,249
           1,125,500                955,297                                                                                 Grupo Financiero BBVA Bancomer SA de CV*                                         1,125,500                955,297
             517,000             1,345,893                         188,000           489,416                                Wal-Mart de Mexico SA de CV Cl-C                                                   705,000             1,835,309
                                  3,393,439         2.2                               823,806         1.8                                                                                                                           4,217,245        2.1

                                                                                                          Netherlands
              58,106              1,421,932                                                                                 Euronext NV                                                                         58,106              1,421,932
                                                                    34,000            705,937                               ING Groep NV                                                                        34,000                705,937
                                                                    24,000            644,160                               Koninklijke (Royal) Philips Electronics NV NY Reg.                                  24,000                644,160
                                                                    14,000            621,320                               Royal Dutch Petroleum Co. NY Reg.                                                   14,000                621,320
                              ------------                          22,100           588,347                                STMicroelectronics NV                                                               22,100               588,347
                                  1,421,932         0.9                             2,559,764         5.5                                                                                                                           3,981,696        2.0

                                                                                                          Singapore
                                                                    86,200            708,043                               DBS Group Holdings Ltd.                                                             86,200                708,043
                                                                    42,000            588,000                               Flextronics International Ltd.*                                                     42,000                588,000
             109,400             1,187,669                                                  ------------                    Venture Corp. Ltd.                                                                 109,400             1,187,669
                                  1,187,669         0.8                             1,296,043         2.8                                                                                                                           2,483,712        1.2

                                                                                                          South Africa
                              ------------                          49,400           707,408          1.5                   Gold Fields Ltd. [ADR]                                                              49,400               707,408         0.4

                                                                                                          Spain
                                                                     9,500            400,016                               Actividades de Construccion y Servicios SA                                           9,500                400,016
                                                                       132              4,317                               Antena 3 Television SA*                                                                132                  4,317
              37,500              1,950,005                                                                                 Banco Popular Espanol SA                                                            37,500              1,950,005
                                                                    53,000            508,319                               Banco Santander Central Hispano SA                                                  53,000                508,319
              33,600                959,342                                                                                 Grupo Ferrovial SA                                                                  33,600                959,342
                              ------------                          39,066           485,946                                Telefonica SA                                                                       39,066               485,946
                                  2,909,347         1.9                             1,398,598         3.0                                                                                                                           4,307,945        2.1

                                                                                                          Sweden
              22,000                772,737                                                                                 Atlas Copco AB Cl-A                                                                 22,000                772,737
                                                                    34,000          1,120,135                               Autoliv, Inc.                                                                       34,000              1,120,135
                              ------------                          17,000           505,587                                Sandvik AB                                                                          17,000               505,587
                                    772,737         0.5                             1,625,722         3.5                                                                                                                           2,398,459        1.2

                                                                                                          Switzerland
              44,000              2,594,806                                                                                 Adecco SA                                                                           44,000              2,594,806
              22,500                901,442                                                                                 Logitech International SA*                                                          22,500                901,442
                                                                     3,000            660,496                               Nestle SA                                                                            3,000                660,496
                                                                    15,000            575,550                               Novartis AG [ADR]                                                                   15,000                575,550
              61,610              3,783,265                          7,900            485,113                               UBS AG                                                                              69,510              4,268,378
                              ------------                           3,200           409,777                                Zurich Financial Services AG                                                         3,200               409,777
                                  7,279,513         4.7                             2,130,936         4.5                                                                                                                           9,410,449        4.7

                                                                                                          Taiwan
             270,000              1,207,947                                                                                 Hon Hai Precision Industry Co. Ltd.                                                270,000              1,207,947
             127,000              1,308,315                                                                                 MediaTek, Inc.                                                                     127,000              1,308,315
             599,500             1,632,192                                                  ------------                    Quanta Computer, Inc.                                                              599,500             1,632,192
                                  4,148,454         2.7                                     ------------                                                                                                                            4,148,454        2.1

                                                                                                          Thailand
             199,000                428,976         0.3                                     ------------                    Bangkok Bank Public Company Ltd.*                                                  199,000               428,976         0.2

                                                                                                          United Kingdom
             177,100              1,863,293                                                                                 3i Group PLC                                                                       177,100              1,863,293
             132,800                809,028                                                                                 Acambis PLC*                                                                       132,800                809,028
                                                                    57,900          1,184,941                               Anglo American PLC                                                                  57,900              1,184,941
             850,800              3,880,135                                                                                 BG Group PLC                                                                       850,800              3,880,135
             511,600              4,017,426                                                                                 BHP Billiton PLC                                                                   511,600              4,017,426
                                                                    37,000            447,360                               Boots Group PLC                                                                     37,000                447,360
                                                                    92,000            638,531                               BP PLC                                                                              92,000                638,531
             320,500              3,480,799                                                                                 British Sky Broadcasting Group PLC*                                                320,500              3,480,799
             272,700              1,144,175                                                                                 Capita Group PLC                                                                   272,700              1,144,175
                                                                    55,300            650,323                               Diageo PLC                                                                          55,300                650,323
                                                                    58,000            746,542                               Exel PLC                                                                            58,000                746,542
                                                                    12,000            519,480                               GlaxoSmithKline PLC [ADR]                                                           12,000                519,480
             283,500              3,297,854                                                                                 HBOS PLC                                                                           283,500              3,297,854
             162,800              2,452,789                         39,000            587,585                               HSBC Holdings PLC                                                                  201,800              3,040,374
                                                                    18,000            270,325                               HSBC Holdings                                                                       18,000                270,325
                                                                    55,000            381,964                               Lloyds TSB Group PLC                                                                55,000                381,964
              80,000              1,967,113                                                                                 Man Group PLC                                                                       80,000              1,967,113
             108,195              2,276,669                                                                                 Reckitt Benckiser PLC                                                              108,195              2,276,669
                                                                    57,000            443,008                               Reed Elsevier PLC                                                                   57,000                443,008
                                                                    26,500            710,066                               Royal Bank of Scotland Group PLC                                                    26,500                710,066
             222,017              3,550,901                                                                                 Standard Chartered PLC                                                             222,017              3,550,901
             817,400              3,277,007                        248,700            997,054                               Tesco PLC                                                                        1,066,100              4,274,061
                                                                   463,000           972,293                                Vodafone Group PLC                                                                 463,000               972,293
                                 32,017,189        20.7                             8,549,472        18.2                                                                                                                          40,566,661       20.1

                               152,377,619         98.5                           46,426,830         98.9                   TOTAL FOREIGN STOCK                                                                                  198,804,449       98.6

                                152,377,619        98.5                            46,426,830        98.9 Total Investments                                                                                                       198,804,449       98.6

                                 2,381,670          1.5                               495,916         1.1 Other Assets less Liabilities                                                                                             2,877,586        1.4
                                154,759,289       100.0                            46,922,746       100.0 Net Assets        $                                                                                                     201,682,035      100.0
                                                                                                          ________________________________________________________________________________________________________________________
                                110,484,781                                        38,806,179             Cost of investments $                                                                                                   149,290,960

                                                                                                          * Non-income producing security
                                                                                                          See Notes to Pro-forma Financial Statements.

                                                                            Pro Forma Financial Statements
                                                                        Statement of Assets and Liabilities
October 31, 2003
                                                                                       ASAF Advisor Funds

                                                                                   William Blair                                                  Combined                 Proforma                 Pro Forma
                                                                                 International Growth             International Equity            balances                  adjustments             Combined

Assets
Investments in securities at value                                                  $152,377,619                  $46,426,830               $198,804,449                       -               $198,804,449
Cash                                                                                   1,127,969                      589,309                  1,717,278                       -                  1,717,278
Foreign Currency                                                                       1,425,012                            -                  1,425,012                       -                  1,425,012
Unrealized appreciation on foreign currency exchange contracts                                 -                        2,261                      2,261                       -                      2,261

Receivable for:
  Fund shares sold                                                                       415,359                       47,665                    463,024                       -                    463,024
  Securities sold                                                                              -                      393,205                    393,205                       -                    393,205
  Dividends and Interest                                                                 311,651                      105,996                    417,647                       -                    417,647
Prepaid expenses                                                                          10,751                       29,251                     40,002                                             40,002

Total Assets                                                                         155,668,361                   47,594,517                203,262,878                                        203,262,878

Liabilities
Payable to Investment Manager                                                            113,733                       23,634                    137,367                 130,439 (b)                267,806
Payable for:
  Securities purchased                                                                         -                      248,917                    248,917                       -                    248,917
  Fund shares redeemed                                                                   371,266                      297,580                    668,846                       -                    668,846
  Accrued expenses and other liabilities                                                 299,185                       66,095                    365,280                (130,439)(b)                234,841
  Distribution fees                                                                      115,824                       33,415                    149,239                       -                    149,239
Deferred Trustee's fees                                                                    9,064                        2,130                     11,194                       -                     11,194

Total Liabilities                                                                        909,072                      671,771                  1,580,843                       -                  1,580,843

Net Assets                                                                          $154,759,289                  $46,922,746                201,682,035                       -               $201,682,035

Net Assets were comprised of:
     Shares of beneficial interest, at par ($.001 per share)                             $14,697                       $8,025                    $22,722                  (3,583)(a)                $19,139
     Paid-in capital in excess of par                                                303,636,844                   70,757,834                374,394,678                   3,583 (a)           $374,398,261
                                                                                     303,651,541                   70,765,859                374,417,400                                       $374,417,400
Undistributed Net Investment Income/Loss                                              (1,533,237)                      (2,130)                (1,535,367)                                       ($1,535,367)
Accumulated Net Realized Gain/(Loss) on
  Investments                                                                       (189,222,625)                 (31,467,138)              (220,689,763)                                     ($220,689,763)
Net Unrealized Gain/(Loss) on Investments                                             41,863,610                    7,626,155                 49,489,765                                        $49,489,765
Net Assets at October 31, 2003                                                       154,759,289                   46,922,746                201,682,035                                       $201,682,035
Investments at cost                                                                  110,484,781                   38,806,179                149,290,960                                       $149,290,960
Foreign currency at cost                                                               1,399,863                                               1,399,863                                          1,399,863
                                                                                                                                                                    # of shares
Class A :
Net Assets                                                                          $ 31,740,979                 $ 15,708,902                $47,449,881                                       $ 47,449,881
Shares outstanding                                                                     2,961,326                    2,651,737                  5,613,063              (1,186,354)                 4,426,709
Net Asset Value and Redemption Price Per share                                           $ 10.72                       $ 5.92                     $ 8.45                                            $ 10.72
  Maximum Sales Charge                                                                     5.75%                        5.75%                                                                         5.75%
Offering Price Per Share*                                                                $ 11.37                       $ 6.28                                                                       $ 11.37

Class B:
Net Assets                                                                          $ 68,264,567                 $ 16,999,573                $85,264,140                                       $ 85,264,140
Shares outstanding                                                                     6,515,651                    2,923,011                  9,438,662              (1,300,914)                 8,137,748
Net Asset Value and Redemption Price Per share                                           $ 10.48                       $ 5.82                     $ 9.03                                            $ 10.48

Class C :
Net Assets                                                                          $ 34,245,422                  $ 9,973,924                $44,219,346                                       $ 44,219,346
Shares outstanding                                                                     3,262,214                    1,720,562                  4,982,776                (770,664)                 4,212,112
Net Asset Value and Redemption Price Per share                                           $ 10.50                       $ 5.80                     $ 8.87                                            $ 10.50
-------------------------------------------------------------------==============================----=========================-------====================-----------------------------======================
-------------------------------------------------------------------==============================----=========================-------====================-----------------------------======================
                                                                                              1%                           1%                                                                            1%
                                                                                         $ 10.61                       $ 5.86                                                                       $ 10.61
-------------------------------------------------------------------==============================----=========================--------------------------------------------------------======================
-------------------------------------------------------------------==============================----=========================--------------------------------------------------------======================
Class X :
Net Assets                                                                          $ 20,508,321                  $ 4,240,347                $24,748,668                                       $ 24,748,668
Shares outstanding                                                                     1,957,322                      728,832                  2,686,154                (324,219)                 2,361,935
Net Asset Value and Redemption Price Per share                                           $ 10.48                       $ 5.82                     $ 9.21                                            $ 10.48
-------------------------------------------------------------------==============================----=========================-------====================-----------------------------======================
-------------------------------------------------------------------==============================----=========================-------====================-----------------------------======================

*On sales of $50,000 or more, the offering price of Class A shares is reduced.
(a)  Adjustment to reflect changes in par amount of shares outstanding due to shares issued to acquired fund shareholders
(b)  Adjustment to reflect reduction in expenses as stated on the Proforma income statement.  As expenses are subsidized, they are offset amount due to Manager.
                                                                   See Notes to Pro Forma Financial Statements

      Pro Forma Financial Statements
                                                               Statement of Operations
                                 For the merger of ASAF International Equity in to ASAF William Blair International Growth
                                                     For the Twelve Months Ended October 31, 2003

                                                                                           ASAF Advisor Fund, Inc
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
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                                                                                      William Blair                    International                         Combined                      Pro Forma                    Pro Forma
                                                                                      Intl. Growth                         Equity                            Balances                     Adjustments                    Combined
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
  Interest                                                                                $ 65,810                           $ 28,573                           $ 94,383                        -                         $94,383
  Dividend                                                                               2,487,752                          1,076,159                          3,563,911                        -                       3,563,911
  Foreign taxes withheld                                                                  (275,137)                          (108,047)                          (383,184)                       -                        (383,184)
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                  2,278,425                            996,685                          3,275,110                        -                       3,275,110

Expenses
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
    Advisory fee                                                                         1,374,452                            488,501                          1,862,953                  (48,492)(a)                   1,814,461
    Distribution fee - Class A                                                             145,138                             79,218                            224,356                        -                         224,356
    Distribution fee - Class B                                                             603,675                            154,758                            758,433                        -                         758,433
    Distribution fee - Class C                                                             302,521                             93,533                            396,054                        -                         396,054
    Distribution fee - Class X                                                             173,898                             37,366                            211,264                        -                         211,264
    Shareholder Servicing fees                                                             763,975                            300,916                          1,064,891                        -                       1,064,891
    Administration and Accounting fees                                                     120,513                             52,436                            172,949                  (13,000)(b)                     159,949
    Custodian fees                                                                         102,710                             29,747                            132,457                   (5,000)(b)                     127,457
   Audit and legal fees                                                                     18,492                              5,945                             24,437                   (4,095)(b)                      20,342
   Directors fees                                                                           12,758                              4,852                             17,610                   (4,852)(b)                      12,758
    Registration fees                                                                       42,000                             60,000                            102,000                  (50,000)(b)                      52,000
   Printing fees                                                                            95,198                             30,542                            125,740                        -                         125,740
    Miscellaneous                                                                           22,811                             12,269                             35,080                   (5,000)                         30,080
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                    Total Expenses                                                       3,778,141                          1,350,083                          5,128,224                 (130,439)( c)                  4,997,785

Less: Advisory fee waivers and expense reimbursement                                                                         (274,327)                          (634,646)                 130,439                        (504,207)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             3,417,822                          1,075,756                          4,493,578                        -                       4,493,578

Net investment loss                                                                     (1,139,397)                           (79,071)                        (1,218,468)                       -                      (1,218,468)

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Net Realized loss on:
  Securities                                                                           (14,176,953)                        (3,235,092)                       (17,412,045)                       -                     (17,412,045)
  Foreign Currency Transactions                                                           (999,385)                            (5,032)                        (1,004,417)                       -                      (1,004,417)
Net Realized loss                                                                      (15,176,338)                        (3,240,124)                       (18,416,462)                       -                     (18,416,462)

Net Change in Unrealized Appreciation/(Depreciation):
  Securities                                                                            52,983,791                         12,213,617                         65,197,408                        -                      65,197,408
  Translation of assets and liabilities denominated in
  foreign currency                                                                         678,524                              1,583                            680,107                        -                         680,107
  Unrealized Foreign Capital GainTax on
    appreciated securities                                                                 (88,612)                                 -                            (88,612)                       -                         (88,612)
Net Change in Unrealized Appreciation/
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
  ( Depreciation)                                                                       53,573,703                         12,215,200                         65,788,903                        -                      65,788,903
Net Gain on Investments                                                                 38,397,365                          8,975,076                         47,372,441                        -                      47,372,441

Net Increase in Net Assets Resulting from Operations                                                                     $$38,896,005                       $ 46,153,973                      $ -                    $ 46,153,973
(a) Adjustment to reflect lower management fee rate applicable to acquiring fund.
(b) Adjustment to reflect elimination of duplicative expenses and or economies of scale.
(c ) No adjustment is made to increase average net assets and allocation thereof to respective share classes in the proforma amounts as the  expenses are already capped for the acquiring fund and the fund is subsidized

                                                                       See Notes to Pro Forma Financial Statements

  American Skandia Advisor Funds
                                                                                          ------------------------------
                                                                             Notes to Pro-Forma Financial Statements for the merger of
                                                                             ---------------------------------------------------------
                                                                     ASAF International Equity in to ASAF William Blair International Growth
                                                                     ------------------------------------------------------------------------
                                                                                                    (unaudited)

1.       Basis of Combination - The Pro-Forma  Statement of Assets and Liabilities,  including the Schedule of Investments at October 31, 2003 and the related Statement of Operations ("Pro Forma Statements") for the year ended October 31, 2003, reflect the accounts of ASAF International  Equity Fund (formerly known as ASAF Strong  International  Equity Fund) and ASAF William Blair International  Growth Fund, each a
     "Fund."

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of ASAF International  Equity Fund in exchange for shares in ASAF William Blair International Growth Fund. The Pro
     Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.       Shares of Beneficial  Interest - The pro-forma net asset value per share assumes the issuance of additional Class A, B, C and X shares of ASAF William Blair  International  Growth Fund, which would have been issued on October 31, 2003 in connection with the proposed  reorganization.  Shareholders of ASAF International  Equity Fund would become shareholders of ASAF William Blair  International  Growth Fund,
     receiving  shares of ASAF William Blair  International  Growth Fund,  equal to the value of their holdings in ASAF  International  Equity Fund. The amount of additional  shares assumed to be issued has been calculated based on the October 31, 2003 net assets of ASAF International Equity Fund and ASAF William Blair International Growth Fund the net asset value per share of as follows:

                ------------- --------------------------- --------------------------- --------------------
                Share Class         William Blair            Net assets for which     Net   asset   value
                                    International             shares issued ($)       per share ($)
                               Growth additional shares
                                        issued
                ------------- --------------------------- --------------------------- --------------------
                ------------- --------------------------- --------------------------- --------------------
                     A                1,465,383                   15,708,902                 10.72
                ------------- --------------------------- --------------------------- --------------------
                ------------- --------------------------- --------------------------- --------------------
                     B                1,622,097                   16,999,573                 10.48
                ------------- --------------------------- --------------------------- --------------------
                ------------- --------------------------- --------------------------- --------------------
                     C                  949,898                    9,973,924                 10.50
                ------------- --------------------------- --------------------------- --------------------
                ------------- --------------------------- --------------------------- --------------------
                     X                  404,613                    4,240,347                 10.48
                ------------- --------------------------- --------------------------- --------------------

3.       Pro Forma  Operations - The Pro Forma Statement of Operations  assumes similar rates of gross investment  income for the investments of each Fund.  Accordingly,  the combined gross investment  income is equal to the sum of each Fund's gross investment  income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro-forma  investment  management fees and plan of distribution  fees of the combined  Fund are based on the fee schedule in effect for ASAF William  Blair  International  Growth Fund at the combined  level of average net assets for the twelve  months ended
     October 31, 2003.  The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the portfolio.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                       FILE NOS. 333-112875 & 811-5186

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 15. Indemnification

     Section  2-418 of the  General  Corporation  Law of the  State of  Maryland
provides for indemnification of officers,  directors,  employees and agents of a
Maryland  corporation.  With  respect to  indemnification  of the  officers  and directors of the Registrant, and of other employees and agents to such extent as shall be authorized  by the Board of Directors or the By-laws of the  Registrant and be permitted by law, reference is made to Article VIII,  Paragraph (a)(5) of the  Registrant's  Articles of  Incorporation  and Article V of the Registrant's
By-laws, both incorporated by reference.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 ("1933  Act") may be permitted to  directors,  officers and  controlling persons of the Registrant  pursuant to the foregoing  provisions,  or otherwise, the  Registrant  has been  advised  that in the  opinion of the  Securities  and
Exchange  Commission such  indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for indemnification  against  such  liabilities  (other  than  the  payment  by  the
Registrant of expenses  incurred or paid by a director,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted by such  director,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

     The  following  exhibits are  incorporated  by reference to the  previously filed document indicated below, except Exhibits 4(A), 12(A), 14(A) and 16(A):

     (1) Copies of the charter of the Registrant as now in effect;

     (A)  Articles of  Incorporation  of  Registrant  previously  filed with the
Registration Statement filed on Form N-1A on March 10, 1997.

     (B) Articles of Amendment of Registrant dated July 3, 1997 previously filed with Pre-Effective  Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

     (C)  Articles of  Amendment of  Registrant  dated July 17, 1997  previously filed with  Post-Effective  Amendment No. 1 to  Registration  Statement filed on
Form N-1A on October 17, 1997.

     (D) Articles Supplementary of Registrant dated December 29, 1997 previously filed with  Post-Effective  Amendment No. 3 to  Registration  Statement filed on
Form N-1A on June 5, 1998.

     (E) Articles  Supplementary  of Registrant dated August 14, 1998 previously filed with  Post-Effective  Amendment No. 5 to  Registration  Statement filed on
Form N-1A on December 31, 1998.

     (F) Articles Supplementary of Registrant dated December 16, 1998 previously filed with  Post-Effective  Amendment No. 5 to  Registration  Statement filed on
Form N-1A on December 31, 1998.

     (G)  Articles   Supplementary   of  Registrant  dated  September  24,  1999
previously filed with Post-Effective  Amendment No. 8 to Registration  Statement
filed on Form N-1A on October 18, 1999.

     (H) Articles Supplementary of Registrant dated February 16, 2000 previously filed with  Post-Effective  Amendment No. 10 to Registration  Statement filed on
Form N-1A on March 2, 2000.

     (I) Articles Supplementary of Registrant dated May 1, 2000 previously filed with  Post-Effective  Amendment No. 12 to  Registration  Statement filed on Form
N-1A on August 22, 2000.

     (J) Articles Supplementary of Registrant dated September 8, 2000 previously filed with  Post-Effective  Amendment No. 13 to Registration  Statement filed on
Form N-1A on December 15, 2000.

     (K) Articles of Amendment of Registrant  dated September 8, 2000 previously filed with  Post-Effective  Amendment No. 14 to Registration  Statement filed on
Form N-1A on March 1, 2001.

     (L) Articles Supplementary of Registrant dated February 27, 2001 previously filed with  Post-Effective  Amendment No. 14 to Registration  Statement filed on
Form N-1A on March 1, 2001.

     (M) Articles of Amendment of Registrant  dated February 27, 2001 previously filed with  Post-Effective  Amendment No. 14 to Registration  Statement filed on
Form N-1A on March 1, 2001.

     (N) Articles of Amendment of Registrant  dated September 7, 2001 previously filed with  Post-Effective  Amendment No. 16 to Registration  Statement filed on
Form N-1A on September 14, 2001.

     (O) Articles of Amendment of Registrant  dated November 30, 2001 previously filed with  Post-Effective  Amendment No. 18 to Registration  Statement filed on
Form N-1A on December 10, 2001.

     (P) Articles of Amendment of Registrant  dated February 26, 2002 previously filed with  Post-Effective  Amendment No. 20 to Registration  Statement filed on
Form N-1A on March 1, 2002.

     (Q)  Articles of Amendment of  Registrant  dated April 24, 2002  previously filed with  Post-Effective  Amendment No. 22 to Registration  Statement filed on
Form N-1A on April 30, 2002.

     (R) Articles of Amendment of Registrant dated July 1, 2002 previously filed with  Post-Effective  Amendment No. 23 to  Registration  Statement filed on Form
N-1A on December 26, 2002.

     (S) Articles of Amendment of Registrant  dated November 11, 2002 previously filed with Post-Effective  Amendment No. No. 23 to Registration  Statement filed on Form N-1A on December 26, 2002.

     (T) Articles of Amendment of Registrant  dated December 15, 2003 previously filed with  Post-Effective  Amendment No. 26 to Registration  Statement filed on
Form N-1A on December 29, 2003.

     (2) Copies of the  existing  by-laws or  corresponding  instruments  of the
Registrant;

     (A)  By-laws  for  the  Registrant  previously  filed  with  Post-Effective
Amendment No. 26 to  Registration  Statement  filed on Form N-1A on December 29,
2003.

     (3) Copies of any voting trust  agreement  affecting more than five percent of any class of equity securities of the Registrant;

                  Not Applicable

     (4)  Copies  of  the  agreement  of  acquisition,  reorganization,  merger, liquidation and any amendments to it;

     (A) The Plan of Reorganization  is included in this registration  statement as Exhibit A to the Prospectus/Proxy Statement.

     (5)  Copies  of all  instruments  defining  the  rights of  holders  of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

     (A)  Articles of  Incorporation  of  Registrant  previously  filed with the
Registration  Statement  filed  on Form  N-1A on March  10,  1997,  Articles  of
Amendment  and Articles  Supplementary  of Registrant  filed with  Pre-Effective
Amendment No. 3 and Post-Effective Amendments No. 1, 3, 5,8, 10, 12, 13, 14, 16,
18, 20,  22, 23 and 26 to the  Registration  Statement  on Form N-1A on July 11,
1997, October 17, 1997, June 5, 1998, December 31, 1998, October 18, 1999, March
2, 2000, August 22, 2000, December 15, 2000, March 1, 2001,  September 14, 2001,
December 10, 2001, March 1, 2002, April 30, 2002, December 26, 2002 and December
29, 2003, respectively,  and By-laws of the Registrant filed with Post-Effective
Amendment  No. 25 to the  Registration  Statement  filed on Form N-1A on May 29,
2003.

     (6) Copies of all investment  advisory contracts relating to the management of the assets of the Registrant;

     (A) Form of Investment  Management Agreement between Registrant and each of
Prudential   Investments   LLC  and  American   Skandia   Investment   Services,
Incorporated  for each  Portfolio was  previously  filed  previously  filed with
Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on
May 9, 2003.

     (B) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and  William  Blair &
Company,  LLC for the  ASAF  International  Equity  Fund  was  previously  filed previously filed with Post-Effective  Amendment No. 26 to Registration Statement
filed on Form N-1A on December 29, 2003.

     (C) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and  William  Blair &
Company,  LLC for the  ASAF  International  Growth  Fund  was  previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (D) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and Pilgrim  Baxter &
Associates,  Ltd. for the ASAF PBHG Small-Cap  Growth Fund was previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (E) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential   Investments   LLC  and  Deutsche  Asset
Management,  Inc. for the ASAF DeAM Small-Cap  Growth Fund was previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (F) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for
the ASAF Gabelli Small-Cap Value Fund was previously filed previously filed with
Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on
May 9, 2003.

     (G) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and  Goldman  Sachs Asset
Management,  L.P. for the ASAF Goldman Sachs Mid-Cap  Growth Fund was previously filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
Statement filed on Form N-1A on May 9, 2003.

     (H) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential  Investments  LLC  and  Neuberger  Berman
Management, Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund was previously filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
Statement filed on Form N-1A on May 9, 2003.

     (I) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc.
for the ASAF INVESCO  Technology Fund was previously filed previously filed with
Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on
May 9, 2003.

     (J) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc.
for the ASAF INVESCO Health Sciences Fund was previously  filed previously filed with  Post-Effective  Amendment No. 25 to  Registration  Statement filed on Form
N-1A on May 9, 2003.

     (K) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated,  Prudential Investments LLC and ProFund Advisors LLC for
the ASAF ProFund  Managed OTC Fund was previously  filed  previously  filed with
Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on
May 9, 2003.

     (L) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential   Investments  LLC  and  Marsico  Capital
Management,  LLC for the ASAF Marsico  Capital Growth Fund was previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (M) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and  Goldman  Sachs Asset
Management,  L.P.  for the  ASAF  Goldman  Sachs  Concentrated  Growth  Fund was
previously  filed  previously  filed  with  Post-Effective  Amendment  No. 25 to
Registration Statement filed on Form N-1A on May 9, 2003.

     (N) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential   Investments   LLC  and  Deutsche  Asset
Management,  Inc. for the ASAF DeAM Large-Cap  Growth Fund was previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (O) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates,
Inc. for the ASAF T. Rowe Price Tax Managed Fund was previously filed previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
Form N-1A on May 9, 2003.

     (P) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein
&  Co., LLC for the ASAF Sanford  Bernstein  Core Value Fund was  previously filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
Statement filed on Form N-1A on May 9, 2003.

     (Q) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and Sanford C.  Bernstein
&  Co.,  LLC for the  ASAF  Sanford  Bernstein  Managed  Index  500 Fund was
previously  filed  previously  filed  with  Post-Effective  Amendment  No. 25 to
Registration Statement filed on Form N-1A on May 9, 2003.

     (R) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential  Investments  LLC  and  Alliance  Capital
Management  L.P.  for the ASAF  Alliance  Growth and Income Fund was  previously filed  previously  filed with  Post-Effective  Amendment No. 25 to  Registration
Statement filed on Form N-1A on May 9, 2003.

     (S) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential Investments LLC and Massachusetts Financial
Services  Company for the ASAF MFS Growth with Income Fund was previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (T) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc.
for the ASAF INVESCO Capital Income Fund was previously  filed  previously filed with  Post-Effective  Amendment No. 25 to  Registration  Statement filed on Form
N-1A on May 9, 2003.

     (U) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,   Incorporated,   Prudential  Investments  LLC  and  American  Century
Investment  Management,  Inc. for the ASAF American Century  Strategic  Balanced
Fund was previously filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

     (V) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC and Federated  Investment
Counseling  for the ASAF  Federated  High Yield Bond Fund was  previously  filed previously filed with Post-Effective  Amendment No. 25 to Registration Statement
filed on Form N-1A on May 9, 2003.

     (W) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services,  Incorporated,  Prudential  Investments  LLC  and  Pacific  Investment
Management  Company LLC for the ASAF PIMCO Total Return Bond Fund was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
Form N-1A on May 9, 2003.

     (X) Form of Sub-Advisory  Agreement  between  American  Skandia  Investment
Services, Incorporated, Prudential Investments LLC and Wells Capital Management,
Incorporated   for  the  ASAF  Money  Market  Fund  was  previously  filed  with
Post-Effective  Amendment No. 25 to Registration Statement filed on Form N-1A on
May 9, 2003.

     (7)  Copies of each  underwriting  or  distribution  contract  between  the
Registrant  and  a  principal  underwriter,  and  specimens  or  copies  of  all agreements between principal underwriters and dealers;

     (A) Form of Amended and Restated  Underwriting and  Distribution  Agreement
between Registrant and American Skandia  Marketing,  Incorporated was previously filed with  Post-Effective  Amendment No. 25 to Registration  Statement filed on
Form N-1A on May 9, 2003.

     (B)  Form of  Sales  Agreement  between  Registrant  and  American  Skandia
Marketing,  Incorporated was previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

     (8)  Copies  of all  bonus,  profit  sharing,  pension,  or  other  similar contracts  or  arrangements  wholly or partly for the  benefit of  directors  or officers  of the  Registrant  in their  capacity as such.  Furnish a  reasonably detailed description of any plan that is not set forth in a formal document;

     (A)  Form  of  Deferred   Compensation   Plan  was  previously  filed  with
Post-Effective  Amendment No. 10 to Registration Statement filed on Form N-1A on
March 2, 2000.

     (B) Form of Amendment to Deferred  Compensation  Plan was previously  filed with  Post-Effective  Amendment No. 25 to  Registration  Statement filed on Form
N-1A on May 9, 2003.

     (9) Copies of all  custodian  agreements  and  depository  contracts  under
Section  17(f) of the 1940 Act for  securities  and similar  investments  of the
Registrant, including the schedule of remuneration;

     (A)  Form  of  Custody  Agreement  between  Registrant  and  PNC  Bank  was previously filed with  Pre-Effective  Amendment No. 2 to Registration  Statement
filed on Form N-1A on June 4, 1997.

     (B) Form of Custody Agreement  between  Registrant and Morgan Stanley Trust
Company was previously filed with Pre-Effective  Amendment No. 2 to Registration
Statement filed on Form N-1A on June 4, 1997.

     (C) Form of Amendment to Custody Agreement between  Registrant and PNC Bank was  previously  filed  with  Post-Effective  Amendment  No.  3 to  Registration
Statement filed on Form N-1A on June 5, 1998.

     (D) Form of Custody Manager Delegation Amendment between Registrant and The
Chase Manhattan Bank was previously filed with  Post-Effective  Amendment No. 15 to Registration Statement filed on Form N-1A on July 17, 2001.

     (E) Form of  Amendment to Custody  Agreement  between  Registrant  and PFPC
Trust  Company  previously  filed  with  Post-Effective   Amendment  No.  10  to
Registration Statement filed on Form N-1A on March 2, 2000.

     (10) Copies of any plan entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant  pursuant to Rule
18f-3  under  the  1940  Act,  any  agreement   with  any  person   relating  to
implementation of the plan, any amendment to the plan, and a copy of the portion of the  minutes of the  meeting of the  Registrant's  directors  describing  any action taken to revoke the plan;

     (A) Form of Distribution and Service Plan for Class A Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form
N-1A on June 4, 1997.

     (B) Form of Distribution and Service Plan for Class B Shares was previously filed with  Post-Effective  Amendment No. 24 to Registration  Statement filed on
Form N-1A on February 28, 2003.

     (C) Form of Distribution and Service Plan for Class C Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form
N-1A on June 4, 1997.

     (D) Form of Distribution and Service Plan for Class X Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form
N-1A on June 4, 1997.

     (E)  Form of  Distribution  and  Service  Plan for New  Class X Shares  was
previously filed with Post-Effective  Amendment No. 24 to Registration Statement
filed on Form N-1A on February 28, 2003.

     (F)  Form of Rule  18f-3  Plan was  previously  filed  with  Post-Effective
Amendment  No. 8 to  Registration  Statement  filed on Form N-1A on October  18,
1999.

     (11) An opinion and consent of counsel as to the legality of the securities being  registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

     (A) Opinion and consent of counsel was previously filed with Post-Effective
Amendment No. 24 to  Registration  Statement  filed on Form N-1A on February 28,
2003.

     (12) An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue  Service, supporting the tax matters and  consequences  to  shareholders  discussed in the prospectus;

     (A) Form of Opinion  and  Consent of Counsel  Supporting  Tax  Matters  and
Consequences to Shareholders is filed herewith as Exhibit No. 12(A).

     (13) Copies of all  material  contracts of the  Registrant  not made in the ordinary  course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

     (A) Form of Administration  Agreement between  Registrant and PFPC Inc. was previously  filed  with  Pre-Effective  Amendment  No.  2  to  the  Registration
Statement filed on Form N-1A on June 4, 1997.

     (B) Form of Transfer Agency and Service  Agreement  between  Registrant and
American Skandia Fund Services,  Inc. was previously  filed with  Post-Effective
Amendment No. 17 to the Registration Statement filed on Form N-1A on October 11,
2001.

     (C) Form of  Sub-transfer  Agency and Service  Agreement  between  American
Skandia  Fund  Services,  Inc.  and Boston  Financial  Data  Services,  Inc. was
previously  filed  with  Post-Effective  Amendment  No.  18 to the  Registration
Statement filed on Form N-1A on December 10, 2001.

     (D)  Form of  Administration  Agreement  between  Registrant  and  American
Skandia   Investment   Services,   Incorporated   was   previously   filed  with
Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on August 22, 2000.

     (14) Copies of any other opinions,  appraisals, or rulings, and consents to their use,  relied on in preparing  the  registration  statement and required by
Section 7 of the 1933 Act;

     (A) Consent of independent auditors,  PricewaterhouseCoopers  LLP, is filed herewith as Exhibit No. 14(A).

     (15) all financial statements omitted pursuant to Items 14(a)(1);

     Not Applicable

     (16) Manually signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

     (A) Powers of Attorney is filed herewith as Exhibit No. 16(A).

     (17) Any additional exhibits which the registrant may wish to file.

                  Not Applicable

Item 17.  Undertakings

     (a) The undersigned  Registrant  agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within  the  meaning  of Rule  145(c)  of the  Securities  Act,  the  reoffering
prospectus   will  contain  the   information   called  for  by  the  applicable
registration form for reofferings by persons who may be deemed underwriters,  in addition  to the  information  called for by the other  items of the  applicable form.

     (b) The undersigned  Registrant  agrees that every prospectus that is filed under  paragraph  (1)  above  will  be  filed  as part  of an  amendment  to the registration  statement  and will not be used until the  amendment is effective, and that, in determining any liability  under the 1933 Act, each  post-effective amendment shall be deemed to be a new registration  statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, this registration  statement has been  signed on behalf of the  Registrant,  in the City of Shelton  and State of
Connecticut, on the 30th day of March, 2004.

                                                                       American Skandia Advisor Funds, Inc.
                                                                       ------------------------------------
                                                                       (Registrant)

                                                                       By: /s/Edward P. Macdonald
                                                                           ----------------------------------
                                                                           Edward P. Macdonald
                                                                           Assistant Secretary

     As required by the Securities Act of 1933, this Registration  Statement has been signed below by the following  persons in the  capacities  and on the dates indicated.

Signature                                            Title                              Date
---------                                            -----                              ----

Judy A. Rice*                               Director and President (Principal           3/30/04
------------                                                                            ---------
Judy A. Rice                                Executive Officer)

Grace Torres                                Treasurer (Principal                        3/30/04
---------------                                                                         ---------
Grace Torres                                Financial and Accounting
                                            Officer)

David E.A. Carson*                          Director                                    3/30/04
-----------------                                                                       ---------
David E.A. Carson

Robert E. LaBlanc*                          Director                                    3/30/04
------------------                                                                      ---------
Robert E. LaBlanc

Douglas H. McCorkindale*                    Director                                    3/30/04
------------------------                                                                ---------
Douglas H. McCorkindale

Richard A. Redeker*                         Director                                    3/30/04
------------------                                                                      ---------
Richard A. Redeker

Robin B. Smith*                             Director                                    3/30/04
---------------                                                                         ---------
Robin B. Smith

Stephen Stoneburn*                          Director                                    3/30/04
-----------------                                                                       ---------
Stephen Stoneburn

Clay T. Whitehead*                          Director                                    3/30/04
------------------                                                                      ---------
Clay T. Whitehead

Robert F. Gunia*                            Director                                    3/30/04
---------------                                                                         ---------
Robert F. Gunia

                                   *By:/s/Edward P. Macdonald
                                       -------------------------------------------------
                                       Edward P. Macdonald
                                       *Pursuant to Powers of Attorney previously filed.

                                                                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                                                            REGISTRATION STATEMENT ON FORM N-14
                                                                                                       EXHIBIT INDEX

------------------------------ ------------------------------------------------------------------- -------------------
EXHIBIT NO.                    DESCRIPTION                                                         LOCATION
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(A)                         Articles of Incorporation of Registrant                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(B)                         Articles of Amendment of Registrant dated July 3, 1997              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(C)                         Articles of Amendment of Registrant dated July 17, 1997             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(D)                         Articles Supplementary of Registrant dated December 29, 1997        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(E)                         Articles Supplementary of Registrant dated August 14, 1998          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(G)                         Articles Supplementary of Registrant dated December 16, 1998        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(H)                         Articles Supplementary of Registrant dated February 16, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(I)                         Articles Supplementary of Registrant dated May 1, 2000              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(J)                         Articles Supplementary of Registrant dated September 8, 2000        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(K)                         Articles of Amendment of Registrant dated September 8, 2000         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(L)                         Articles Supplementary of Registrant dated February 27, 2001        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(M)                         Articles of Amendment of Registrant dated February 27, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(N)                         Articles of Amendment of Registrant dated September 7, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(O)                         Articles of Amendment of Registrant dated November 30, 2001         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(P)                         Articles of Amendment of Registrant dated February 26, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(Q)                         Articles of Amendment of Registrant dated April  24, 2002           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(R)                         Articles of Amendment of Registrant dated July 1, 2002              *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(S)                         Articles of Amendment of Registrant dated November 11, 2002         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(1)(T)                         Articles of Amendment of Registrant dated December 15, 2003         *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(2)(A)                         By-laws for the Registrant                                          *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(A)                         Form of Investment Management Agreement between Registrant and      *
                               each of Prudential Investments LLC and American Skandia
                               Investment Services, Incorporated for each Portfolio
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(B)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Equity
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(C)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               William Blair & Company, LLC for the ASAF International Growth
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(D)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pilgrim Baxter & Associates, Ltd. for the ASAF PBHG Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(E)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(F)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(G)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Mid-Cap Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(H)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Neuberger Berman Management, Inc. for the ASAF Neuberger Berman
                               Mid-Cap Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(I)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Technology Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(J)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(K)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(L)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Marsico Capital Management, LLC for the ASAF Marsico Capital
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(M)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Goldman Sachs Asset Management, L.P. for the ASAF Goldman Sachs
                               Concentrated Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(N)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Deutsche Asset Management, Inc. for the ASAF DeAM Large-Cap
                               Growth Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(O)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               T. Rowe Price Associates, Inc. for the ASAF T. Rowe Price Tax
                               Managed Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(P)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Core Value Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(Q)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein
                               Managed Index 500 Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(R)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Alliance Capital Management L.P. for the ASAF Alliance Growth and
                               Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(S)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Massachusetts Financial Services Company for the ASAF MFS Growth
                               with Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(T)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(U)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               American Century Investment Management, Inc. for the ASAF
                               American Century Strategic Balanced Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(V)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Federated Investment Counseling for the ASAF Federated High Yield
                               Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(W)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Pacific Investment Management Company LLC for the ASAF PIMCO
                               Total Return Bond Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(6)(X)                         Form of Sub-Advisory Agreement between American Skandia             *
                               Investment Services, Incorporated, Prudential Investments LLC and
                               Wells Capital Management, Incorporated for the ASAF Money Market
                               Fund
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(A)                         Form of Amended and Restated Underwriting and Distribution          *
                               Agreement between Registrant and American Skandia Marketing,
                               Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(7)(B)                         Form of Sales Agreement between Registrant and American Skandia     *
                               Marketing, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(A)                         Form of Deferred Compensation Plan                                  *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(8)(B)                         Form of Amendment to Deferred Compensation Plan                     *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(A)                         Form of Custody Agreement between Registrant and PNC Bank           *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(B)                         Form of Custody Agreement between Registrant and Morgan Stanley     *
                               Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(C)                         Form of Amendment to Custody Agreement between Registrant and PNC   *
                               Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(D)                         Form of Custody Manager Delegation Amendment between Registrant     *
                               and The Chase Manhattan Bank
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(9)(E)                         Form of Amendment to Custody Agreement between Registrant and       *
                               PFPC Trust Company
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(A)                        Form of Distribution and Service Plan for Class A Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(B)                        Form of Distribution and Service Plan for Class B Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(C)                        Form of Distribution and Service Plan for Class C Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(D)                        Form of Distribution and Service Plan for Class X Shares            *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(E)                        Form of Distribution and Service Plan for New Class X Shares        *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(10)(F)                        Form of Rule 18f-3 Plan                                             *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(11)(A)                        Opinion and consent of counsel                                      *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(12)(A)                        Form of Opinion and Consent of Counsel Supporting Tax Matters and   Attached
                               Consequences to Shareholders
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(A)                        Form of Administration Agreement between Registrant and PFPC Inc.   *
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(B)                        Form of Transfer Agency and Service Agreement between Registrant    *
                               and American Skandia Fund Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(C)                        Form of Sub-transfer Agency and Service Agreement between           *
                               American Skandia Fund Services, Inc. and Boston Financial Data
                               Services, Inc.
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(13)(D)                        Form of Administration Agreement between Registrant and American    *
                               Skandia Investment Services, Incorporated
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(14)(A)                        Consent of independent auditors, PricewaterhouseCoopers  LLP        Attached
------------------------------ ------------------------------------------------------------------- -------------------
------------------------------ ------------------------------------------------------------------- -------------------
(16)(A)                        Powers of Attorney                                                  *
------------------------------ ------------------------------------------------------------------- -------------------